Quarterly Holdings Report
for
Fidelity® Intermediate Municipal Income Fund
March 31, 2025
LIM-NPRT1-0525
1.814648.120
Municipal Securities - 95.6%
	Principal Amount (a)	Value ($)
Alabama - 4.0%
Education - 0.2%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2037	1,770,000	1,878,925
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2038	1,860,000	1,965,463
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2041	1,455,000	1,533,919
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2044	1,160,000	1,210,276
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	2,025,000	2,084,350
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5% 10/1/2056	1,000,000	964,743
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	5,495,000	5,695,297
University AL Gen Rev Series 2019 A, 3% 7/1/2039	9,000,000	7,558,513
		22,891,486
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	6,260,000	6,295,115
General Obligations - 3.2%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	9,420,000	9,495,604
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (b)	7,120,000	7,613,553
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,460,000	6,787,671
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2027 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	4,175,000	4,293,193
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2028 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	5,980,000	6,216,214
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	18,160,000	19,144,662
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	9,840,000	10,814,405
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2039	5,000,000	5,440,391
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2041	3,860,000	4,138,699
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	43,790,000	43,888,072
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (b)	40,315,000	42,242,529
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	34,880,000	36,041,630
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	44,670,000	46,949,917
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	29,060,000	30,745,253
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	55,310,000	58,049,843
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	50,725,000	53,927,492
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	25,090,000	26,131,498
		411,920,626
Health Care - 0.3%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	32,270,000	34,641,396
Special Tax - 0.2%
Mobile Cnty AL Brd Sch Commrs 5% 3/1/2029	5,875,000	5,963,807
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2030	6,125,000	6,205,483
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2031	6,135,000	6,208,968
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2032	4,930,000	4,986,530
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2033	7,165,000	7,242,401
		30,607,189
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2030	5,000,000	5,366,673
Jefferson Cnty AL Swr Rev 5% 10/1/2038	3,310,000	3,532,345
		8,899,018
TOTAL ALABAMA		515,254,830
Alaska - 0.3%
Housing - 0.1%
Alaska Hsg Fin Corp Mtg Rev 2% 12/1/2032	4,750,000	4,080,170
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	2,565,000	2,508,785
		6,588,955
Transportation - 0.2%
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2034 (c)	2,240,000	2,487,227
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2036 (c)	2,500,000	2,741,173
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2037 (c)	2,645,000	2,890,388
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2039 (c)	2,950,000	3,196,563
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2040 (c)	3,120,000	3,365,175
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2041 (c)	3,295,000	3,534,447
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2042 (c)	3,480,000	3,704,066
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2044 (c)	3,885,000	4,114,719
		26,033,758
TOTAL ALASKA		32,622,713
Arizona - 2.0%
Electric Utilities - 0.1%
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2033	4,955,000	5,176,532
Salt River Proj AZ Agric & Pwr Series 2023B, 5% 1/1/2048	4,405,000	4,648,509
		9,825,041
Escrowed/Pre-Refunded - 0.0%
Glendale AZ Transn Excise Tax Rev Series 2015, 5% 7/1/2026 (Pre-refunded to 7/1/2025 at 100)	3,565,000	3,582,987
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	9,525,000	8,525,526
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	6,675,000	6,278,984
Maricopa County Special Health Care District Gen. Oblig. 4% 7/1/2035	2,195,000	2,224,782
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2033	7,320,000	7,951,742
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2034	12,000,000	12,975,726
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2025	2,285,000	2,296,842
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2027	3,000,000	3,142,102
		43,395,704
Health Care - 0.7%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2033	1,800,000	1,981,630
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2035	1,580,000	1,721,476
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2036	1,600,000	1,734,479
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2037	1,700,000	1,835,633
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,750,000	1,622,223
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 4% 5/15/2031	560,000	536,228
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2041	1,000,000	972,464
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	2,625,000	2,368,688
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2033	6,180,000	6,828,337
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2034	4,510,000	5,007,717
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2035	6,900,000	7,626,610
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2036	4,885,000	5,365,284
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2037	1,910,000	2,088,680
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2038	2,730,000	2,973,503
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	12,610,000	12,868,564
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (d)	5,170,000	4,723,930
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (d)	7,730,000	6,385,479
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 4% 8/1/2049 (Assured Guaranty Municipal Corp Insured)	3,055,000	2,877,955
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2035	865,000	950,673
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2036	765,000	836,315
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2037	1,500,000	1,630,681
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2039	1,000,000	1,075,248
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2041	1,360,000	1,441,454
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2042 (Assured Guaranty Municipal Corp Insured)	1,775,000	1,921,991
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2043 (Assured Guaranty Municipal Corp Insured)	905,000	970,861
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	1,080,000	1,150,970
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2049	5,395,000	5,659,846
		85,156,919
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	5,889,633	5,539,042
Industrial Development - 0.5%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	31,940,000	32,716,050
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	15,585,000	15,602,680
		48,318,730
Special Tax - 0.1%
Glendale Ariz Sr Excise Tax Rev (Glendale AZ Excise Tax Proj.) 5% 7/1/2029	7,905,000	7,946,992
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2032	2,915,000	3,031,241
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (e)	5,970,000	7,002,189
		17,980,422
Transportation - 0.2%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2029	965,000	1,026,256
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	3,680,000	3,917,634
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2031	1,255,000	1,331,642
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	3,675,000	3,887,898
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	1,000,000	1,047,132
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	1,090,000	1,131,397
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2027 (c)	2,185,000	2,262,363
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2028 (c)	3,085,000	3,180,508
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (c)	1,000,000	1,018,126
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2034 (c)	2,000,000	2,073,814
		20,876,770
Water & Sewer - 0.1%
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2032	3,630,000	4,067,291
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2033	5,080,000	5,665,258
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2034	4,715,000	5,225,860
Mesa AZ Util Sys Rev Series 2021, 4% 7/1/2035	2,000,000	2,031,598
		16,990,007
TOTAL ARIZONA		251,665,622
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2027	1,000,000	1,021,783
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2029	1,430,000	1,482,495
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2031	1,500,000	1,557,883
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2032	1,275,000	1,316,495
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2035	95,000	96,534
		5,475,190
TOTAL ARKANSAS		5,475,190
California - 5.1%
Escrowed/Pre-Refunded - 0.0%
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2026	470,000	482,543
Los Angeles CA Dept Arpts Rev 4% 5/15/2038 (Pre-refunded to 11/15/2031 at 100) (c)	260,000	266,983
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (c)	105,000	113,969
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (Pre-refunded to 11/15/2031 at 100) (c)	385,000	417,889
		1,281,384
General Obligations - 1.9%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	28,865,000	30,276,594
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	17,455,000	18,420,007
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	28,560,000	30,001,463
California St Pub Wks Brd Lse 5% 8/1/2030	1,265,000	1,387,962
California St Pub Wks Brd Lse 5% 8/1/2031	555,000	615,833
California St Pub Wks Brd Lse 5% 8/1/2032	2,095,000	2,309,328
California St Pub Wks Brd Lse 5% 8/1/2033	2,085,000	2,288,998
California St Pub Wks Brd Lse 5% 8/1/2034	1,035,000	1,131,533
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	9,535,000	10,318,888
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2036	6,000,000	6,722,594
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2037	3,275,000	3,649,794
Los Angeles Unified School District/CA Series 2020 C, 4% 7/1/2036	3,810,000	3,899,764
Mt Diablo CA Unified Sch Dist 4% 8/1/2025	3,110,000	3,124,653
Mt Diablo CA Unified Sch Dist 4% 8/1/2026	460,000	469,118
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	340,000	363,037
Mt Diablo CA Unified Sch Dist 4% 8/1/2034	2,430,000	2,528,900
Oakland CA Uni Sch Dist Alameda Cnty Series A, 5% 8/1/2028	970,000	976,292
Sacramento CA City Uni Sch Dis 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	495,000	550,380
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (b)	19,000,000	21,196,584
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	1,000,000	886,545
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2037	1,670,000	1,510,834
State of California Gen. Oblig. 4% 11/1/2034 (Pre-refunded to 11/1/2034 at 100)	5,000,000	5,158,193
State of California Gen. Oblig. 4% 11/1/2036	9,885,000	10,020,164
State of California Gen. Oblig. 4% 3/1/2026	3,300,000	3,338,920
State of California Gen. Oblig. 5% 10/1/2039	2,145,000	2,340,323
State of California Gen. Oblig. 5% 11/1/2032	10,000,000	10,913,220
State of California Gen. Oblig. 5% 11/1/2032 (Pre-refunded to 11/1/2032 at 100)	6,245,000	6,815,306
State of California Gen. Oblig. 5% 9/1/2035	3,635,000	4,011,049
State of California Gen. Oblig. 5.25% 12/1/2033	110,000	110,345
State of California Gen. Oblig. 5.25% 4/1/2034	30,000	30,092
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,016
State of California Gen. Oblig. Series 2016, 5% 8/1/2026	14,065,000	14,484,673
State of California Gen. Oblig. Series 2016, 5% 8/1/2029	6,970,000	7,140,296
State of California Gen. Oblig. Series 2016, 5% 9/1/2029	2,755,000	2,826,027
State of California Gen. Oblig. Series 2017, 5% 8/1/2030	14,245,000	14,785,492
State of California Gen. Oblig. Series 2022, 5% 4/1/2035	2,520,000	2,659,014
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2040	3,400,000	3,408,752
		230,675,983
Health Care - 0.9%
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2035	1,170,000	1,177,509
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2036	5,000,000	5,010,485
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024 B1, 5% tender 11/15/2061 (b)	49,680,000	53,213,033
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (b)	34,960,000	38,424,001
California Hlth Facs Fin Auth (Providence Health Systems Proj.) 5% 7/1/2025	3,885,000	3,888,937
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2031 (Assured Guaranty Municipal Corp Insured)	400,000	422,116
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2032 (Assured Guaranty Municipal Corp Insured)	210,000	221,714
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2033 (Assured Guaranty Municipal Corp Insured)	435,000	456,258
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5.25% 11/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,055,701
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (f)(g)	1,067,025	906,971
California Statewide Community Development Authority Rev (Kaiser Permanente Hlth System Proj.) Series 2009 C 2, 5% tender 4/1/2046 (b)	15,715,000	17,007,188
		121,783,913
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	3,385,935	3,386,632
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	20,276,157	19,363,404
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	7,820,179	7,747,410
		30,497,446
Other - 0.1%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	4,415,000	4,411,051
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	14,460,000	13,038,546
		17,449,597
Resource Recovery - 0.1%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	4,420,000	4,496,998
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024A, 3.875% tender 3/1/2054 (b)(c)	8,085,000	7,969,429
		12,466,427
Special Tax - 0.1%
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2025	1,115,000	1,123,339
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2028	1,550,000	1,559,205
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2032	1,630,000	1,637,322
Sacramento CA Fin Auth 0% 12/1/2026 (National Public Finance Guarantee Corporation Insured) (h)	3,025,000	2,852,793
		7,172,659
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (h)	127,740,000	13,701,610
Transportation - 1.7%
Bay Area Toll Auth CA Bridge Rev 2.85% tender 4/1/2047 (b)	6,595,000	6,595,000
Los Angeles CA Dept Arpts Rev 4% 5/15/2038 (c)	4,605,000	4,506,017
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (c)(i)	10,000,000	10,707,975
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (c)(i)	9,270,000	9,926,293
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (c)	1,840,000	1,929,020
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (c)(i)	9,740,000	10,390,086
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (c)	6,885,000	7,194,765
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (c)(i)	6,455,000	6,885,832
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2036 (c)	2,960,000	3,017,085
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2035 (c)	2,085,000	2,150,946
Los Angeles CA Dept Arpts Rev Series 2019 D, 5% 5/15/2038 (c)	3,045,000	3,113,129
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2030 (c)	2,455,000	2,575,937
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2045 (c)	5,820,000	5,911,644
Los Angeles CA Dept Arpts Rev Series 2022A, 4% 5/15/2037 (c)	13,805,000	13,577,731
Los Angeles CA Dept Arpts Rev Series 2022A, 5% 5/15/2036 (c)	755,000	791,174
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2033 (c)	12,595,000	13,488,128
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2034 (c)	13,295,000	14,138,469
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2035 (c)	5,000,000	5,288,177
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2036 (c)	1,500,000	1,580,367
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2037 (c)	1,000,000	1,049,330
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2038 (c)	1,000,000	1,045,800
Los Angeles CA Dept Arpts Rev Series 2023 A, 5.25% 5/15/2039 (c)	1,200,000	1,281,556
Ontario International Airport Authority Series 2021 B, 4% 5/15/2035 (Assured Guaranty Municipal Corp Insured) (c)	1,100,000	1,090,387
Ontario International Airport Authority Series 2021 B, 4% 5/15/2038 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	978,505
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (c)	1,250,000	1,273,202
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2039 (c)	3,280,000	3,338,540
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020C, 5% 7/1/2030 (c)	795,000	843,926
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2037 (c)	16,945,000	17,695,804
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2038 (c)	17,150,000	17,825,544
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2039 (c)	3,515,000	3,691,039
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2040 (c)	3,290,000	3,439,135
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (c)	13,120,000	13,376,186
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	13,295,000	13,744,512
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2037 (c)	3,290,000	3,386,426
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2044 (c)	12,310,000	12,810,953
		220,638,620
Water & Sewer - 0.0%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (h)	5,845,000	5,278,018
TOTAL CALIFORNIA		660,945,657
Colorado - 1.9%
Electric Utilities - 0.0%
Colorado Springs Colo Utils 5% 11/15/2033	400,000	435,589
Colorado Springs Colo Utils 5% 11/15/2034	685,000	742,875
Colorado Springs Colo Utils 5% 11/15/2035	460,000	496,213
Colorado Springs Colo Utils 5% 11/15/2036	440,000	472,665
Colorado Springs Colo Utils 5% 11/15/2037	635,000	678,072
Colorado Springs Colo Utils 5% 11/15/2038	885,000	942,020
Colorado Springs Colo Utils Series 2020A, 4% 11/15/2036	525,000	529,609
Colorado Springs Colo Utils Series 2020A, 4% 11/15/2037	670,000	673,122
Colorado Springs Colo Utils Series 2020A, 5% 11/15/2033	700,000	762,281
		5,732,446
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority 5% tender 11/15/2049 (b)	930,000	957,944
General Obligations - 0.4%
Adams Cnty CO Sch Dist No 014 5% 12/1/2033	1,170,000	1,319,594
Adams Cnty CO Sch Dist No 014 5% 12/1/2034	1,310,000	1,484,743
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2035	1,000,000	1,167,327
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2036	1,500,000	1,738,230
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2037	1,100,000	1,265,758
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2038	1,500,000	1,710,210
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2039	1,650,000	1,869,089
Adams Cnty CO Sch Dist No 014 5.5% 12/1/2040	2,250,000	2,543,008
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	3,000,000	2,970,125
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 5% 12/15/2034	6,940,000	7,554,722
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2035	16,240,000	12,880,625
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2036	13,075,000	10,090,890
Regional Trans Dist CO Ctfs Part 5% 6/1/2030	3,000,000	3,206,152
Regional Trans Dist CO Ctfs Part 5% 6/1/2031	1,580,000	1,679,023
		51,479,496
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	9,160,000	9,438,663
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	4,000,000	4,169,867
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	5,205,000	5,284,190
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2024A, 5% 12/1/2039	10,665,000	11,368,574
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2031	2,500,000	2,749,771
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2032	2,000,000	2,221,383
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	8,705,000	8,915,616
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	11,655,000	12,311,144
		56,459,208
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	925,000	932,457
Special Tax - 0.1%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4% 12/1/2046 (Assured Guaranty Municipal Corp Insured)	1,805,000	1,678,709
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4.25% 12/1/2054 (Assured Guaranty Municipal Corp Insured)	1,690,000	1,581,906
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2032 (Assured Guaranty Municipal Corp Insured)	1,050,000	1,136,765
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	2,000,000	2,158,607
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2034 (Assured Guaranty Municipal Corp Insured)	1,810,000	1,947,063
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2038 (Assured Guaranty Municipal Corp Insured)	1,165,000	1,234,796
		9,737,846
Transportation - 1.0%
Denver CO City & Cnty Arpt 5% 12/1/2031 (c)	15,915,000	16,565,325
Denver CO City & Cnty Arpt 5.5% 11/15/2031 (c)	15,970,000	17,662,254
Denver CO City & Cnty Arpt 5.5% 11/15/2032 (c)	4,390,000	4,894,300
Denver CO City & Cnty Arpt 5.5% 11/15/2033 (c)	4,935,000	5,476,328
Denver CO City & Cnty Arpt 5.75% 11/15/2034 (c)	2,540,000	2,862,208
Denver CO City & Cnty Arpt 5.75% 11/15/2035 (c)	2,360,000	2,646,385
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (c)	1,025,000	1,067,814
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (c)	5,890,000	6,096,744
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2029 (c)	4,855,000	5,016,599
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2030 (c)	3,885,000	4,007,536
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2030 (c)	7,475,000	7,980,092
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2035 (c)	3,350,000	3,451,829
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2026 (c)	15,500,000	15,912,064
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2037 (c)	7,000,000	7,328,889
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2035 (h)	1,940,000	1,285,901
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2037 (h)	2,915,000	1,735,548
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2038 (h)	3,650,000	2,052,987
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2028	2,000,000	2,130,988
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2034	1,135,000	1,223,518
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2033	580,000	578,315
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2035	1,900,000	1,864,071
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2038	700,000	675,705
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2039	1,800,000	1,721,372
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2030	500,000	527,668
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2031	500,000	531,007
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2032	700,000	740,578
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 7/15/2030	350,000	370,607
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 7/15/2031	500,000	530,112
		116,936,744
TOTAL COLORADO		242,236,141
Connecticut - 1.6%
Education - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2033	615,000	667,983
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2034	830,000	897,195
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2035	910,000	980,020
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2036	935,000	1,002,684
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2037	1,010,000	1,078,949
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	4,400,000	3,694,282
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	3,025,000	2,324,795
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2025	400,000	400,334
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2026	575,000	578,147
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	18,305,000	18,252,406
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series S, 5% 7/1/2026	2,200,000	2,253,940
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series S, 5% 7/1/2029	970,000	1,018,650
		33,149,385
General Obligations - 0.5%
Connecticut St Gen. Oblig. 4% 1/15/2039	6,745,000	6,708,564
Connecticut St Gen. Oblig. 4% 6/1/2035	1,000,000	1,015,976
Connecticut St Gen. Oblig. 4% 6/1/2037	950,000	953,376
Connecticut St Gen. Oblig. 5% 6/15/2033	300,000	333,365
Connecticut St Gen. Oblig. 5% 6/15/2036	300,000	326,986
Connecticut St Gen. Oblig. 5% 9/15/2031	600,000	666,533
Connecticut St Gen. Oblig. Series 2016 A, 5% 3/15/2026	2,940,000	3,003,578
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2027	4,050,000	4,260,153
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2029	4,000,000	4,256,616
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2030	4,000,000	4,245,193
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2032	1,300,000	1,371,117
Connecticut St Gen. Oblig. Series 2018 F, 5% 9/15/2027	1,000,000	1,051,890
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2030	2,345,000	2,520,306
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2034	2,635,000	2,796,018
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	915,000	967,651
Connecticut St Gen. Oblig. Series 2020 B, 5% 1/15/2026	975,000	992,261
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	3,195,000	2,979,667
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	3,665,000	3,091,250
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2028	3,000,000	3,174,263
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2028	2,000,000	2,121,107
Connecticut St Gen. Oblig. Series E, 5% 10/15/2029	4,975,000	5,113,033
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2025 (Connecticut St Guaranteed)	1,205,000	1,219,849
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2027 (Connecticut St Guaranteed)	3,115,000	3,275,688
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2028 (Connecticut St Guaranteed)	1,780,000	1,901,851
Connecticut St Series 2024 G, 3% 11/15/2042	2,370,000	1,938,544
Connecticut St Series 2024 G, 3% 11/15/2043	1,480,000	1,192,573
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2027	1,720,000	1,812,679
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2027	2,050,000	2,160,460
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2028	1,260,000	1,350,244
		66,800,791
Health Care - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (d)(f)	6,000,000	3,900,000
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2036	1,750,000	1,726,749
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2038	1,580,000	1,528,934
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2030	1,830,000	1,939,644
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2031	2,975,000	3,140,469
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2033	4,925,000	5,190,343
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2034	2,050,000	2,161,756
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2035	3,200,000	3,362,923
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2020 A, 5% 7/1/2029	1,000,000	1,065,969
Connecticut St Health & Edl Facs Auth Revenue (Hartford Healthcare Proj.) 5% tender 7/1/2053 (b)	2,555,000	2,617,360
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2029	820,000	871,898
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	3,915,000	4,225,447
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2033	3,270,000	3,509,051
		35,240,543
Housing - 0.1%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 3% 5/15/2051	16,105,000	15,807,344
Special Tax - 0.4%
Connecticut St Gen. Oblig. 4% 1/15/2036	6,860,000	6,947,964
Connecticut St Spl Tax Oblig 5% 7/1/2032	2,000,000	2,237,300
Connecticut St Spl Tax Oblig 5% 7/1/2032	1,500,000	1,677,975
Connecticut St Spl Tax Oblig 5% 7/1/2033	2,065,000	2,327,786
Connecticut St Spl Tax Oblig 5% 7/1/2033	1,000,000	1,127,257
Connecticut St Spl Tax Oblig 5% 7/1/2034	1,500,000	1,668,118
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	3,675,000	3,968,567
Connecticut St Spl Tax Oblig Series 2021 A, 5% 5/1/2035	2,200,000	2,387,644
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2036	11,065,000	12,429,473
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2038	2,340,000	2,581,930
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2039	8,370,000	9,179,113
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2040	4,000,000	4,363,802
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	2,495,000	2,562,623
		53,459,552
TOTAL CONNECTICUT		204,457,615
Delaware - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.05% tender 1/1/2031 (b)	4,110,000	4,076,533
Special Tax - 0.0%
Delaware Trans Auth Tran Sys Rev Series 2020, 5% 7/1/2032	2,150,000	2,344,384
TOTAL DELAWARE		6,420,917
Delaware,New Jersey - 0.0%
Transportation - 0.0%
Delaware River & Bay Auth Series 2021, 4% 1/1/2039	1,350,000	1,352,138
Delaware River & Bay Auth Series 2021, 4% 1/1/2040	1,200,000	1,194,226
Delaware River & Bay Auth Series 2021, 4% 1/1/2041	700,000	692,779
Delaware River & Bay Auth Series 2021, 4% 1/1/2042	365,000	357,848
Delaware River & Bay Auth Series 2021, 5% 1/1/2027	730,000	757,446
Delaware River & Bay Auth Series 2021, 5% 1/1/2031	150,000	165,276
Delaware River & Bay Auth Series 2021, 5% 1/1/2036	510,000	557,073
		5,076,786
TOTAL DELAWARE,NEW JERSEY		5,076,786
District Of Columbia - 1.3%
General Obligations - 0.1%
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2036	2,500,000	2,546,978
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2037	2,500,000	2,530,411
District Columbia Gen. Oblig. Series 2021 E, 4% 2/1/2037	3,240,000	3,279,412
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2039	4,000,000	4,315,149
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2040	1,330,000	1,426,849
		14,098,799
Special Tax - 0.2%
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2040	3,555,000	3,791,383
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2034	7,990,000	8,239,548
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2033	1,305,000	1,463,072
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2034	2,450,000	2,717,542
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2035	2,000,000	2,206,167
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2037	1,400,000	1,524,284
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2038	1,100,000	1,190,762
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2039	1,655,000	1,784,003
		22,916,761
Transportation - 0.9%
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (c)	2,335,000	2,401,039
Metropolitan Wash DC Arpts Ath 5% 10/1/2034 (c)	1,940,000	1,981,774
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2028 (c)	3,885,000	4,078,827
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2029 (c)	4,030,000	4,207,620
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2030 (c)	3,165,000	3,295,136
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2031 (c)	4,540,000	4,716,469
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (c)	1,530,000	1,543,316
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2037 (c)	1,680,000	1,636,579
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2038 (c)	1,865,000	1,805,814
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2040 (c)	3,250,000	3,101,698
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2030 (c)	7,470,000	7,935,595
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2031 (c)	12,695,000	13,562,593
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2032 (c)	18,670,000	19,846,772
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2033 (c)	19,170,000	20,249,603
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2034 (c)	4,480,000	4,711,898
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2035 (c)	3,985,000	4,172,916
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2036 (c)	3,175,000	3,316,814
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2031 (c)	2,680,000	2,863,155
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2032 (c)	1,250,000	1,339,249
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2035	1,185,000	1,178,588
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2036	1,760,000	1,736,538
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2037	1,770,000	1,729,403
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2038	735,000	709,549
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2033	1,250,000	1,309,593
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	1,000,000	719,419
		114,149,957
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (b)	9,535,000	9,451,401
TOTAL DISTRICT OF COLUMBIA		160,616,918
Florida - 6.4%
Education - 0.1%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2031	2,000,000	2,089,562
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2034	1,250,000	1,287,230
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2035	500,000	512,947
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2028	1,060,000	1,098,882
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2030	1,500,000	1,556,769
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2031	1,750,000	1,809,139
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2032	1,305,000	1,343,181
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2029	1,635,000	1,540,532
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2030	1,715,000	1,591,119
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2031	1,805,000	1,650,451
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2032	1,890,000	1,698,216
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2035	400,000	401,498
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2036	375,000	375,503
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2038	750,000	741,470
		17,696,499
Electric Utilities - 0.2%
Florida St Mun Pwr Agy Rev 5% 10/1/2030	1,775,000	1,819,953
Florida St Mun Pwr Agy Rev 5% 10/1/2031	1,940,000	1,987,701
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2027	1,455,000	1,468,713
Jacksonville FL Elec Auth Sys Rev Series 2017 B, 5% 10/1/2026	6,680,000	6,894,671
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 4% 10/1/2035	5,000,000	5,063,907
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2030	5,055,000	5,489,564
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2031	2,625,000	2,836,490
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2032	4,385,000	4,725,753
Jacksonville FL Elec Auth Sys Rev Series 2024 A, 5% 10/1/2036	1,500,000	1,670,988
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2034	1,135,000	1,283,523
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2036	1,085,000	1,212,541
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2038	1,230,000	1,366,380
Orlando Fla Utils Commn Util Sys Rev 5% 10/1/2025	875,000	884,317
		36,704,501
Escrowed/Pre-Refunded - 0.1%
Greater Orlando Aviation Auth 5% 10/1/2028 (Pre-refunded to 10/1/2027 at 100) (c)	3,380,000	3,523,374
Orange Cnty FL Sch Brd Ctf Par Series 2015C, 5% 8/1/2029 (Pre-refunded to 8/1/2025 at 100)	6,800,000	6,846,105
Tampa Fla Wtr & Wastewtr Sys Series 2001 A, 6% 10/1/2029 (Escrowed to Maturity)	2,430,000	2,693,136
		13,062,615
General Obligations - 3.0%
Alachua Cnty Fla Sch Brd Ctfs Partn (Alachua Cnty FL Sch Dist Proj.) 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	4,285,000	4,473,344
Alachua Cnty Fla Sch Brd Ctfs Partn (Alachua Cnty FL Sch Dist Proj.) 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	7,045,000	7,476,353
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2026	11,200,000	11,248,261
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2027	8,900,000	8,938,267
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2028	3,885,000	3,900,823
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015B, 5% 7/1/2025	2,100,000	2,110,530
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015B, 5% 7/1/2026	11,335,000	11,383,843
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015B, 5% 7/1/2027	7,670,000	7,706,655
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015B, 5% 7/1/2028	13,120,000	13,180,382
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2031	3,000,000	3,255,856
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	2,430,000	2,478,075
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2027	4,260,000	4,280,896
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2028	970,000	974,685
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2030	6,440,000	6,470,126
Florida St Dept Mgmt Svcs Ctfs Partn (Florida St Proj.) Series 2018 A, 5% 11/1/2029	6,245,000	6,754,852
Hillsborough Cnty FL Sch Brd 5% 7/1/2029	6,955,000	7,453,130
Indian River Cnty FL Sch Brd Ctfs Partn (Indian River CO FL Sch Dist Proj.) 5% 7/1/2025	1,940,000	1,949,582
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2033	2,000,000	2,226,608
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2034	1,400,000	1,566,115
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2035	1,000,000	1,121,018
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2036	1,500,000	1,666,640
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2037	1,400,000	1,546,290
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2038	2,650,000	2,913,725
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2039	2,500,000	2,735,266
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015A, 5% 5/1/2027 (Assured Guaranty Municipal Corp Insured)	4,100,000	4,106,753
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015B, 5% 5/1/2028	13,295,000	13,316,900
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2029	6,435,000	6,530,502
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2030	6,310,000	6,400,517
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2031	19,200,000	19,540,030
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty Fla Proj.) Series 2021 A, 4% 4/1/2044	8,990,000	8,376,465
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty Fla Proj.) Series 2021 A, 4% 4/1/2046	9,860,000	9,325,622
Miami-Dade Cnty Fla Gen. Oblig. 5% 7/1/2031	11,690,000	12,698,756
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2038	3,000,000	2,982,776
Orange Cnty FL Sch Brd Ctf Par (Orange Cnty FL Sch Dist Proj.) Series 2024A, 5% 8/1/2034	35,000,000	39,312,634
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) 5% 8/1/2025	3,110,000	3,132,627
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015 D, 5% 8/1/2026	23,370,000	23,538,471
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015 D, 5% 8/1/2027	10,595,000	10,656,402
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015B, 5% 8/1/2025	1,580,000	1,591,496
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015B, 5% 8/1/2026	10,160,000	10,233,241
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015B, 5% 8/1/2027	8,045,000	8,091,624
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015B, 5% 8/1/2028	5,325,000	5,354,970
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2017A, 5% 8/1/2026	21,905,000	22,561,416
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2018 A, 5% 8/1/2026	1,880,000	1,936,337
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2038	3,720,000	3,975,507
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2039	7,440,000	7,906,612
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2033 (Assured Guaranty Municipal Corp Insured)	3,000,000	3,237,042
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2034 (Assured Guaranty Municipal Corp Insured)	2,250,000	2,420,988
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2032	2,175,000	2,390,220
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2034	2,400,000	2,610,846
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2038	2,905,000	3,086,821
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2039	3,060,000	3,235,807
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2040	3,215,000	3,380,131
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2030	3,885,000	3,961,138
		363,703,973
Health Care - 0.7%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2030	2,690,000	2,888,704
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	620,000	676,617
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2037	985,000	1,065,630
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2039	1,670,000	1,784,450
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2040 (Assured Guaranty Municipal Corp Insured)	900,000	962,545
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2041 (Assured Guaranty Municipal Corp Insured)	750,000	797,175
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2042 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,056,153
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2043 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,050,668
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2044 (Assured Guaranty Municipal Corp Insured)	1,150,000	1,203,175
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	3,365,000	3,563,812
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	2,340,000	2,513,857
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	4,570,000	4,058,548
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	17,180,000	18,262,575
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2036	7,565,000	8,258,892
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2033	1,650,000	1,726,493
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2034	3,250,000	3,391,652
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2035	6,325,000	6,583,338
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2037	2,190,000	2,265,828
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2039	1,500,000	1,541,491
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 5% tender 4/1/2033 (b)	11,585,000	11,679,374
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2032	1,605,000	1,769,935
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2033	750,000	832,973
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2034	1,000,000	1,100,127
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2035	1,000,000	1,086,756
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2036	600,000	647,617
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2025	1,805,000	1,805,664
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	1,670,000	1,670,694
South Broward Hosp Dist FL Rev Series 2021 A, 2.5% 5/1/2047	3,000,000	2,044,393
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2025	3,980,000	4,004,140
		90,293,276
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	715,000	723,340
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	1,000,000	996,549
		1,719,889
Resource Recovery - 0.0%
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2025 (c)	2,150,000	2,164,351
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (c)	2,200,000	2,248,354
		4,412,705
Special Tax - 0.4%
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2025	1,115,000	1,126,318
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2031	2,445,000	2,616,282
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2034	5,390,000	5,726,650
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2036	3,000,000	3,175,552
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2037	6,135,000	6,484,450
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2041	2,700,000	2,616,549
Manatee Cnty FL Sch Dist Sales Tax Rev Series 2017, 5% 10/1/2025 (Assured Guaranty Municipal Corp Insured)	1,940,000	1,960,658
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2028	5,385,000	5,547,716
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2029	3,985,000	4,104,228
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2030	7,215,000	7,425,509
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 3.75% 5/1/2029 (d)	1,000,000	995,718
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.55% 5/1/2044 (d)	1,100,000	1,079,547
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.8% 5/1/2055 (d)	2,250,000	2,212,912
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.25% 5/1/2028 (d)	700,000	705,863
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.375% 5/1/2033 (d)	1,000,000	1,014,238
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.85% 5/1/2038 (d)	1,000,000	1,023,619
		47,815,809
Transportation - 1.9%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2029 (c)	4,090,000	4,113,130
Broward Cnty FL Arpt Sys Rev 5% 10/1/2031 (c)	2,915,000	2,928,810
Broward Cnty FL Arpt Sys Rev 5% 10/1/2032 (c)	3,885,000	3,901,117
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (c)	2,050,000	2,112,299
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2031 (c)	3,100,000	3,189,166
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (c)	1,000,000	1,021,550
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2039 (c)	1,750,000	1,787,800
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2028 (c)	6,000,000	6,283,217
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2029 (c)	5,000,000	5,289,019
Broward Cnty FL Prt Facs Rev Series 2019 A, 5% 9/1/2032	1,055,000	1,120,353
Broward Cnty FL Prt Facs Rev Series 2019 B, 4% 9/1/2037 (c)	1,970,000	1,900,080
Broward Cnty FL Prt Facs Rev Series 2019 B, 5% 9/1/2028 (c)	710,000	743,753
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2035 (c)	2,915,000	2,961,745
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2041 (c)	7,320,000	7,115,488
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2044 (Assured Guaranty Municipal Corp Insured) (c)	7,285,000	7,309,261
Florida St Dept Transn Tpk Rev 5% 7/1/2036 (i)	10,365,000	11,820,212
Florida St Dept Transn Tpk Rev 5% 7/1/2037 (i)	5,345,000	6,060,278
Florida St Dept Transn Tpk Rev 5% 7/1/2038 (i)	5,480,000	6,183,946
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2035	4,020,000	3,647,682
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2027	3,495,000	3,518,550
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2028	5,000,000	5,032,322
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2029	2,645,000	2,661,004
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2031 (c)	4,225,000	4,435,869
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2044 (c)	14,200,000	14,305,745
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2035 (c)	3,125,000	3,348,422
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2036 (c)	4,000,000	4,259,062
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2037 (c)	4,000,000	4,229,614
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2038 (c)	7,680,000	8,069,630
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2039 (c)	8,050,000	8,405,949
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2040 (c)	6,585,000	7,053,041
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2041 (c)	18,340,000	19,514,138
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2034 (c)	5,055,000	5,444,983
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2035 (c)	4,215,000	4,509,497
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2036 (c)	3,975,000	4,229,234
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2037 (c)	4,445,000	4,700,158
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2038 (c)	4,880,000	5,127,578
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2036	2,000,000	2,022,912
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2030	2,430,000	2,482,250
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	970,000	989,895
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2032	2,150,000	2,320,897
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2033	3,325,000	3,567,881
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2040	7,965,000	8,013,484
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2031	1,455,000	1,481,635
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	3,865,000	3,932,902
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	3,205,000	3,257,765
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2034	970,000	985,256
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) 5% 7/1/2035	5,000,000	5,281,682
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	4,000,000	4,030,193
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	4,140,000	4,254,948
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2028 (h)	490,000	430,669
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2029 (h)	700,000	591,036
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2035 (c)	3,650,000	3,910,957
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2036 (c)	3,105,000	3,306,097
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2039 (c)	2,225,000	2,391,156
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2040 (c)	1,460,000	1,563,772
		243,149,089
Water & Sewer - 0.0%
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	5,000,000	4,531,437
TOTAL FLORIDA		823,089,793
Georgia - 4.5%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	2,365,000	2,421,039
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2039	955,000	931,009
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2041	1,500,000	1,424,008
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2032	800,000	869,115
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2034	2,420,000	2,606,193
		8,251,364
Electric Utilities - 1.1%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2009, 3.95% tender 12/1/2032 (b)	19,870,000	20,276,976
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.875% tender 8/1/2043 (b)	11,435,000	11,404,218
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3.85% 11/1/2062 VRDN (b)(c)	4,100,000	4,100,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (b)	5,685,000	5,703,127
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.875% tender 12/1/2049 (b)	3,575,000	3,558,221
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	19,400,000	19,293,269
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2040 (b)	7,340,000	7,310,565
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	6,830,000	6,805,603
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2046 (Assured Guaranty Municipal Corp Insured)	1,100,000	1,018,554
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2027	990,000	1,022,890
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2028	520,000	546,580
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2029	1,140,000	1,216,302
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031	700,000	739,494
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	515,000	542,828
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033	1,200,000	1,261,736
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2056	1,635,000	1,659,362
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2056	560,000	555,165
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2062 (Assured Guaranty Municipal Corp Insured)	3,345,000	3,400,544
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2063	1,485,000	1,471,151
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2027	600,000	629,423
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2028	820,000	872,399
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2029	935,000	1,008,105
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2033 (Assured Guaranty Municipal Corp Insured)	360,000	398,703
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,095,661
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	365,000	402,514
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	845,000	921,597
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	310,000	340,295
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2036 (Assured Guaranty Municipal Corp Insured)	650,000	706,200
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2036 (Assured Guaranty Municipal Corp Insured)	450,000	492,079
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	495,000	537,081
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	1,230,000	1,323,587
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	435,000	469,610
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2039 (Assured Guaranty Municipal Corp Insured)	500,000	537,410
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2031	1,000,000	1,090,304
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2032	1,150,000	1,247,813
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2033	1,000,000	1,080,061
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2035	2,000,000	2,139,185
Georgia Mun Elec Auth Pwr Rev Series 2020A, 4% 1/1/2034	1,870,000	1,870,305
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2031	1,250,000	1,362,880
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2032	1,000,000	1,085,055
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	2,845,000	3,065,753
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2035	3,655,000	4,048,598
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2037	2,535,000	2,773,266
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2042	1,150,000	1,215,006
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2043	1,050,000	1,104,412
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,125,000	1,248,733
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2044 (Build America Mutual Assurance Co Insured)	1,250,000	1,346,759
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	2,305,000	2,444,507
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2013, 3.875% tender 4/1/2043 (b)	3,500,000	3,522,932
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	2,495,000	2,481,274
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (b)	2,785,000	2,803,248
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.875% tender 10/1/2048 (b)	2,150,000	2,164,087
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2006, 3.875% tender 12/1/2041 (b)	3,500,000	3,522,932
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	4,930,000	4,912,390
		148,150,749
General Obligations - 2.7%
Atlanta GA Gen. Oblig. 5% 12/1/2034	2,250,000	2,505,357
Georgia St Gen. Oblig. Series 2020 A, 4% 8/1/2034	8,545,000	8,828,929
Georgia St Gen. Oblig. Series 2020 A, 4% 8/1/2035	11,000,000	11,327,260
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	8,420,000	8,451,108
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	49,740,000	50,149,853
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (b)	16,235,000	17,297,878
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	47,695,000	50,892,349
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2029 (Citigroup Inc Guaranteed)	3,515,000	3,533,093
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	28,790,000	28,898,748
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	34,655,000	35,994,374
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (b)	14,245,000	14,957,233
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	17,055,000	17,968,167
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	28,360,000	29,692,475
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	23,555,000	24,996,128
Main Street Natural Gas Inc Series 2024C, 5% tender 12/1/2054 (Citigroup Inc Guaranteed) (b)	9,100,000	9,572,603
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	13,735,000	14,554,719
		329,620,274
Health Care - 0.4%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2027	1,500,000	1,569,342
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2038	2,000,000	2,095,058
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2039	1,250,000	1,304,002
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	12,665,000	12,856,504
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	10,100,000	10,637,193
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2026	1,000,000	1,026,257
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2028	2,000,000	2,128,984
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2027	3,035,000	3,175,302
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2036	1,300,000	1,372,718
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2037	1,600,000	1,683,636
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2039	1,250,000	1,304,002
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 4% 2/15/2037	1,080,000	1,075,781
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2024, 5% 10/15/2034	5,000,000	5,565,315
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2020, 4% 8/1/2038	2,000,000	1,804,165
		47,598,259
Housing - 0.0%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2020 A, 3.05% 12/1/2040	1,000,000	828,022
Transportation - 0.3%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2037 (c)	3,750,000	3,963,608
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2038 (c)	2,750,000	2,891,316
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2040 (c)	1,565,000	1,623,844
Atlanta GA Arpt Rev Series 2020A, 5% 7/1/2026	4,290,000	4,409,055
Atlanta GA Arpt Rev Series 2021 C, 4% 7/1/2038 (c)	745,000	721,542
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2025 (c)	710,000	713,200
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2032 (c)	1,750,000	1,859,300
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2033 (c)	1,050,000	1,111,139
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2034 (c)	750,000	790,878
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2035 (c)	1,000,000	1,051,059
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2036 (c)	1,050,000	1,101,285
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2037 (c)	1,115,000	1,165,027
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2034 (c)	625,000	673,166
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2035 (c)	795,000	851,753
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2036 (c)	1,700,000	1,816,034
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2037 (c)	3,455,000	3,671,438
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2038 (c)	3,915,000	4,136,181
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2039 (c)	4,115,000	4,315,892
		36,865,717
Water & Sewer - 0.0%
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2027	970,000	971,568
TOTAL GEORGIA		572,285,953
Hawaii - 0.5%
Education - 0.0%
University Hawaii Rev Series 2020B, 5% 10/1/2030	4,280,000	4,700,436
General Obligations - 0.3%
Hawaii St Gen. Oblig. 5% 1/1/2030	5,140,000	5,501,128
Hawaii St Gen. Oblig. 5% 1/1/2031	1,250,000	1,334,404
Hawaii St Gen. Oblig. 5% 1/1/2035	5,000,000	5,272,695
Honolulu HI City & Cnty Gen. Oblig. 5% 9/1/2026	3,110,000	3,206,977
Honolulu HI City & Cnty Gen. Oblig. Series 2019 A, 5% 9/1/2030	6,500,000	6,895,373
Honolulu HI City & Cnty Gen. Oblig. Series 2019D, 5% 8/1/2026	4,500,000	4,632,248
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2034	850,000	867,009
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2037	750,000	753,711
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2040	1,250,000	1,238,336
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2033	1,955,000	2,115,679
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2034	860,000	927,320
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2025	2,620,000	2,654,081
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	700,000	724,305
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2028	4,210,000	4,519,053
		40,642,319
Transportation - 0.1%
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2036 (c)	925,000	907,290
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2037 (c)	1,385,000	1,350,091
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2038 (c)	1,400,000	1,355,917
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2039 (c)	1,500,000	1,450,428
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2040 (c)	535,000	510,835
Hawaii St Arpts Sys Rev Series 2020 A, 5% 7/1/2033 (c)	6,795,000	7,117,173
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2033 (c)	1,000,000	988,732
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2035 (c)	280,000	271,523
		13,951,989
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2034 (i)	2,125,000	2,404,538
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2035 (i)	1,125,000	1,277,974
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038 (i)	3,245,000	3,608,621
		7,291,133
TOTAL HAWAII		66,585,877
Idaho - 0.2%
Health Care - 0.1%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, Id Proj.) Series 2025 C, 5% tender 3/1/2060 (b)	11,000,000	12,001,554
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	420,000	421,872
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2017A, 5% 7/15/2025	1,260,000	1,267,920
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2017A, 5% 7/15/2027	3,140,000	3,291,142
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2036	2,250,000	2,260,655
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2037	750,000	749,132
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2038	1,750,000	1,725,245
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2039	1,500,000	1,461,304
		10,755,398
TOTAL IDAHO		23,178,824
Illinois - 8.8%
Education - 0.6%
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	1,000,000	894,026
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2029	650,000	655,961
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2031	500,000	501,567
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2032	1,000,000	1,000,040
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2034	1,100,000	1,085,730
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	750,000	738,651
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	845,000	822,639
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,680,000	1,703,280
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2035	625,000	686,753
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2036	400,000	436,938
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2038	465,000	500,182
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2040	2,500,000	2,667,883
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2031	7,100,000	7,804,330
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2032	7,860,000	8,722,171
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2033	3,045,000	3,397,181
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2034	13,000,000	14,585,747
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2041	625,000	680,749
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2042	700,000	754,626
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2041	4,300,000	4,683,552
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2042	5,275,000	5,707,193
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2043	5,130,000	5,525,178
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2044	1,845,000	1,978,439
University of Illinois Series 2025 A, 5% 4/1/2035	3,600,000	4,053,295
		69,586,111
Electric Utilities - 0.1%
Illinois Mun Elec Agy Pwr Supp 5% 2/1/2028	9,710,000	9,762,414
Illinois Mun Elec Agy Pwr Supp Series 2015A, 5% 2/1/2031	3,465,000	3,479,655
		13,242,069
Escrowed/Pre-Refunded - 0.1%
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	255,000	264,475
Illinois Fin Auth Rev 5% 7/1/2030 (Pre-refunded to 7/1/2026 at 100)	2,545,000	2,615,098
Illinois Fin Auth Rev 5% 7/1/2036 (Pre-refunded to 7/1/2026 at 100)	5,715,000	5,872,410
Illinois Fin Auth Rev Series 2016 A, 5% 8/15/2033 (Pre-refunded to 8/15/2026 at 100)	3,205,000	3,290,793
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	35,000	35,566
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Escrowed to Maturity) (h)	815,000	778,406
		12,856,748
General Obligations - 3.6%
Champaign County Community Unit School District No 4 Champaign 0% 1/1/2026 (h)	800,000	778,127
Champaign County Community Unit School District No 4 Champaign 0% 1/1/2028 (h)	575,000	517,146
Chicago IL Brd Ed 5% 12/1/2026	4,625,000	4,688,942
Chicago IL Brd Ed 5% 12/1/2026	905,000	917,512
Chicago IL Brd Ed 6.5% 12/1/2046	700,000	715,370
Chicago IL Brd Ed 7% 12/1/2046 (d)	2,400,000	2,517,418
Chicago IL Brd Ed Series 2017 H, 5% 12/1/2046	3,275,000	3,091,385
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027	6,280,000	6,425,997
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2033	700,000	706,655
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034	1,400,000	1,402,883
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	6,520,000	6,707,324
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	1,335,000	1,370,375
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	510,000	524,653
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	930,000	960,657
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2030	900,000	923,848
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2032	1,250,000	1,274,459
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	3,250,000	3,338,902
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	11,070,000	10,539,771
Chicago IL Brd Ed Series D, 5% 12/1/2027	2,500,000	2,558,120
Chicago IL Gen. Oblig. 4% 1/1/2035	8,000,000	7,660,556
Chicago IL Gen. Oblig. 5% 1/1/2034	7,000,000	7,346,845
Chicago IL Gen. Oblig. 5% 1/1/2035	2,460,000	2,569,653
Chicago IL Gen. Oblig. 5.25% 1/1/2036	1,500,000	1,584,685
Chicago IL Gen. Oblig. Series 2019A, 5.5% 1/1/2035	2,000,000	2,077,752
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2031	1,600,000	1,667,625
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2031	7,690,000	8,104,330
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	4,995,000	5,199,603
Cook Cnty IL Gen. Oblig. 5% 11/15/2025	1,150,000	1,162,727
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	2,300,000	2,366,700
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	1,575,000	1,595,967
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	1,585,000	1,618,843
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	795,000	814,208
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	4,365,000	4,706,233
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2033	1,425,000	1,574,780
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2033	1,125,000	905,842
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2034	1,165,000	916,703
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	2,535,000	2,226,348
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2033	620,000	694,004
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2034	650,000	717,971
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2035	500,000	550,784
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2036	780,000	852,346
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2037	750,000	814,869
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2038	500,000	542,247
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2039	600,000	650,266
Du Page Cnty Ill Sch Dist No 013 Bloomingdale 5% 11/1/2040	500,000	537,915
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	935,000	961,595
Illinois St Gen. Oblig. 5% 2/1/2027	4,160,000	4,292,141
Illinois St Gen. Oblig. 5% 2/1/2028	5,965,000	6,141,179
Illinois St Gen. Oblig. 5% 3/1/2029	3,650,000	3,856,301
Illinois St Gen. Oblig. 5% 3/1/2030	15,000,000	15,989,397
Illinois St Gen. Oblig. 5% 3/1/2031	23,510,000	25,241,117
Illinois St Gen. Oblig. 5% 3/1/2032	6,160,000	6,648,680
Illinois St Gen. Oblig. 5% 3/1/2033	14,300,000	15,344,070
Illinois St Gen. Oblig. 5% 3/1/2036	18,040,000	19,132,228
Illinois St Gen. Oblig. 5.5% 1/1/2028	1,410,000	1,492,250
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2033	1,085,000	1,093,330
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2025	12,765,000	12,902,990
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2030	10,690,000	11,395,110
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2035	8,775,000	9,336,013
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	4,590,000	4,913,346
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2025	7,620,000	7,643,212
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	1,035,000	1,056,963
Illinois St Gen. Oblig. Series JUNE 2022 B, 5% 3/1/2034	30,000,000	32,004,453
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	2,725,000	2,814,974
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	2,000,000	2,131,920
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2029	885,000	936,463
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	5,000,000	5,329,715
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	2,585,000	2,726,225
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2042	9,000,000	9,429,620
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2028	5,000,000	5,239,077
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	22,070,000	23,389,623
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2035	33,175,000	35,346,091
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2034	5,480,000	5,937,200
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2036	5,000,000	5,377,191
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	1,915,000	2,012,645
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2041	6,000,000	6,281,821
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	3,670,000	3,885,566
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	3,290,000	3,448,693
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	3,610,000	3,612,252
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2030	11,425,000	12,232,564
Illinois St Gen. Oblig. Series OCT 2020 C, 4.125% 10/1/2036	1,500,000	1,468,959
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Municipal Corp Insured)	8,335,000	8,396,306
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	1,790,000	1,862,366
Lake Cnty IL Forest Presv Dist Gen. Oblig. 2% 12/15/2033	1,000,000	808,526
Mchenry Cnty IL Comnty SD #200 0% 1/15/2026 (National Public Finance Guarantee Corporation Insured) (h)	5,645,000	5,501,709
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2032	11,240,000	11,608,809
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2034 (Assured Guaranty Municipal Corp Insured)	275,000	300,876
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2035 (Assured Guaranty Municipal Corp Insured)	250,000	270,988
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	225,000	242,199
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2037 (Assured Guaranty Municipal Corp Insured)	315,000	337,001
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2038 (Assured Guaranty Municipal Corp Insured)	250,000	266,098
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2039 (Assured Guaranty Municipal Corp Insured)	350,000	370,456
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2035 (Assured Guaranty Municipal Corp Insured)	525,000	569,075
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	260,000	279,874
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2037 (Assured Guaranty Municipal Corp Insured)	215,000	230,016
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2038 (Assured Guaranty Municipal Corp Insured)	230,000	244,810
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2039 (Assured Guaranty Municipal Corp Insured)	230,000	243,443
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Municipal Corp Insured) (h)	4,785,000	4,545,989
		456,542,861
Health Care - 1.3%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.75% 2/15/2034	2,705,000	2,640,789
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2036	5,330,000	5,200,979
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2026	2,590,000	2,632,541
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2028	6,800,000	7,037,111
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	10,570,000	10,903,173
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	1,650,000	1,695,658
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	12,725,000	13,054,630
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2033	4,855,000	4,969,725
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	2,485,000	2,533,099
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2041	6,865,000	6,961,436
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2026	1,455,000	1,477,513
Illinois Fin Auth Rev (Lifespace Proj.) Series 2015A, 5% 5/15/2025	760,000	760,280
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	1,755,000	1,786,109
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	1,900,000	1,926,537
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2025	1,385,000	1,392,608
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2026	1,940,000	1,989,250
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2028	2,040,000	2,146,561
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2029	9,870,000	10,298,945
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2030	9,845,000	10,256,724
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2031	21,400,000	22,222,843
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2027	1,015,000	1,024,721
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2028	1,215,000	1,225,922
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2029	1,830,000	1,845,334
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2032	3,375,000	3,394,563
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2028	2,380,000	2,419,397
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	1,330,000	1,350,311
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	9,255,000	9,586,730
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2026	2,600,000	2,601,602
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2029	780,000	780,802
Illinois Fin Auth Rev (Rush University Medical Center Proj.) Series 2015B, 5% 11/15/2026	2,940,000	2,945,492
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 5% 8/15/2027	875,000	879,736
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2041	4,765,000	4,424,750
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	3,335,000	2,498,298
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021B, 5% tender 8/15/2053 (b)	2,940,000	3,162,827
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2030	2,170,000	2,359,299
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2031	1,060,000	1,142,800
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2032	1,500,000	1,612,705
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2033	1,250,000	1,339,220
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2038	2,700,000	2,874,270
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2039	3,300,000	3,492,657
Illinois Finance Authority Rev (Northwestern Memorial Hosp,Il Proj.) Series 2021A, 4% 7/15/2039	1,500,000	1,456,950
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2033	1,300,000	1,390,242
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2034	870,000	934,066
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2035	885,000	944,635
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2036	530,000	562,459
		168,136,299
Housing - 0.2%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	1,825,000	1,716,024
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 C, 5% 4/1/2028	1,200,000	1,261,923
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	1,105,000	1,106,022
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	1,870,000	1,611,905
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) 3.5% 4/1/2052	10,985,000	10,906,631
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2024 I, 6% 10/1/2055	9,510,000	10,472,622
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	8,334,905	7,259,322
		34,334,449
Special Tax - 1.8%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2033	1,000,000	1,097,792
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2034	1,925,000	2,118,343
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2035	1,270,000	1,405,366
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2032	405,000	448,046
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2034	300,000	328,446
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2035	850,000	925,370
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2036	1,725,000	1,867,835
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2037	1,250,000	1,343,048
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2038	360,000	383,493
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2039	2,000,000	2,107,601
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2041	1,250,000	1,307,319
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2042	2,750,000	2,863,341
Illinois St Sales Tax Rev 5% 6/15/2025	985,000	988,331
Illinois St Sales Tax Rev 5% 6/15/2026	1,500,000	1,530,766
Illinois St Sales Tax Rev 5% 6/15/2027	3,000,000	3,114,414
Illinois St Sales Tax Rev Series 2021 A, 3% 6/15/2034	2,805,000	2,456,621
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2025	11,035,000	11,072,317
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2026	21,960,000	22,410,419
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2027	22,070,000	22,911,706
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2028	22,070,000	23,255,662
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	16,485,000	17,916,942
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	13,830,000	15,140,466
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2033	11,555,000	12,717,091
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2034	8,415,000	9,297,446
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (h)	9,965,000	8,382,308
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (h)	15,070,000	12,647,261
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (h)	2,835,000	2,188,801
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037 (h)	4,240,000	2,403,747
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (h)	3,875,000	2,070,173
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (h)	2,185,000	1,948,972
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (h)	2,595,000	2,221,817
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (h)	2,080,000	1,282,810
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037 (h)	2,510,000	1,463,175
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038 (h)	1,500,000	823,835
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2039 (h)	4,325,000	2,236,307
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Municipal Corp Insured) (h)	2,160,000	768,162
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (h)	3,985,000	1,339,797
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	28,595,000	28,865,895
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 6/15/2031 (h)	1,755,000	1,388,309
		229,039,550
Transportation - 0.9%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2032 (Build America Mutual Assurance Co Insured) (c)	9,830,000	10,502,040
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2033 (Build America Mutual Assurance Co Insured) (c)	3,000,000	3,216,288
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2029 (c)	1,000,000	1,045,306
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2030 (c)	3,000,000	3,159,741
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2031 (c)	3,080,000	3,263,673
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2032 (c)	3,400,000	3,619,961
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2033 (c)	3,745,000	3,999,508
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2034 (c)	2,000,000	2,134,851
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2035 (c)	2,000,000	2,134,080
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2029 (c)	2,155,000	2,170,420
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2030 (c)	3,290,000	3,311,831
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2031 (c)	3,850,000	3,873,580
Chicago IL O'Hare Intl Arpt Rev 4% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	5,000,000	5,061,657
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2026	1,940,000	1,967,920
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	2,415,000	2,483,154
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (c)	460,000	471,386
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031 (c)	2,850,000	2,910,444
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	2,305,000	2,329,024
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033 (c)	1,455,000	1,482,434
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2037 (Build America Mutual Assurance Co Insured)	1,330,000	1,446,437
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2039 (Build America Mutual Assurance Co Insured)	1,195,000	1,304,341
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2040 (Build America Mutual Assurance Co Insured)	1,700,000	1,842,720
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2038 (c)	2,500,000	2,614,789
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (c)	2,555,000	2,651,783
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2041 (c)	2,100,000	2,219,342
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2042 (c)	2,450,000	2,572,436
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2035 (c)	1,165,000	1,245,994
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2036 (c)	5,540,000	5,880,598
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2037 (c)	3,395,000	3,585,199
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (c)	2,470,000	2,499,702
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 2021, 5% 6/1/2027	2,250,000	2,337,841
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 2021, 5% 6/1/2028	2,500,000	2,637,551
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	1,735,000	1,754,439
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	3,730,000	3,852,376
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2026	4,650,000	4,722,557
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2031	4,350,000	4,694,627
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2039	2,100,000	2,223,864
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	4,580,000	4,782,987
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2028	1,250,000	1,318,242
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2029	1,400,000	1,498,774
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2030	235,000	254,503
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2031	460,000	503,517
		117,581,917
Water & Sewer - 0.2%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2033 (Build America Mutual Assurance Co Insured)	1,700,000	1,883,398
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2034 (Build America Mutual Assurance Co Insured)	1,250,000	1,388,485
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2035 (Build America Mutual Assurance Co Insured)	1,400,000	1,550,861
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2036 (Build America Mutual Assurance Co Insured)	2,800,000	3,081,824
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2037 (Build America Mutual Assurance Co Insured)	1,835,000	2,011,537
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2030	4,855,000	5,011,880
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2029	5,030,000	5,196,321
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2031	8,630,000	8,871,589
		28,995,895
TOTAL ILLINOIS		1,130,315,899
Indiana - 0.9%
Education - 0.0%
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	1,185,000	1,246,082
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2030	2,220,000	2,346,945
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2033	1,445,000	1,518,514
		5,111,541
Electric Utilities - 0.2%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	1,550,000	1,504,472
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(c)	2,750,000	2,674,573
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 3.75% tender 3/1/2031 (b)(c)	3,900,000	3,907,088
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 4.5% tender 5/1/2035 (b)(c)	3,200,000	3,217,242
Indinaplis IN Thermal Enrgy Sy Series 2016 A, 5% 10/1/2025	11,400,000	11,512,314
		22,815,689
General Obligations - 0.1%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2034 (Build America Mutual Assurance Co Insured)	1,600,000	1,777,942
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2034 (Build America Mutual Assurance Co Insured)	1,275,000	1,422,611
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2035 (Build America Mutual Assurance Co Insured)	1,825,000	2,027,010
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2036 (Build America Mutual Assurance Co Insured)	2,600,000	2,874,817
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,305,000	1,455,267
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2035 (Build America Mutual Assurance Co Insured)	1,365,000	1,516,093
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2036 (Build America Mutual Assurance Co Insured)	2,460,000	2,720,019
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	2,200,000	2,417,756
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2040 (Build America Mutual Assurance Co Insured)	2,350,000	2,564,749
		18,776,264
Health Care - 0.4%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	1,940,000	1,802,716
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2038	1,000,000	1,058,354
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2039	1,000,000	1,051,765
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2040	1,000,000	1,043,640
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2041	1,085,000	1,125,209
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2019 B, 2.25% tender 12/1/2058 (b)	5,045,000	5,023,290
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 L, 0.7% tender 12/1/2046 (b)	24,895,000	24,215,235
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2025	970,000	977,236
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	970,000	994,556
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	485,000	495,741
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2036	2,090,000	2,120,958
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (d)	3,640,000	3,105,795
		43,014,495
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	1,680,000	1,652,269
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 3% 7/1/2051	1,130,000	1,112,514
		2,764,783
Industrial Development - 0.1%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	12,305,000	12,462,281
Other - 0.0%
Indiana Fin Auth Edl Facs Rev (Indianapolis Museum of Art Proj.) 4% 2/1/2034	6,125,000	6,251,944
Transportation - 0.1%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2032 (c)	550,000	587,263
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2033 (c)	875,000	927,233
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2034 (c)	750,000	791,428
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2035 (c)	850,000	893,845
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2036 (c)	1,000,000	1,066,943
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2037 (c)	850,000	903,470
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2038 (c)	1,000,000	1,058,551
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2039 (c)	2,075,000	2,187,899
		8,416,632
TOTAL INDIANA		119,613,629
Iowa - 0.4%
Education - 0.3%
Iowa Student Ln Liquidity Corp 5% 12/1/2029 (c)	1,575,000	1,641,478
Iowa Student Ln Liquidity Corp 5% 12/1/2030 (c)	2,000,000	2,081,141
Iowa Student Ln Liquidity Corp 5% 12/1/2031 (c)	2,000,000	2,085,756
Iowa Student Ln Liquidity Corp 5% 12/1/2032 (c)	2,000,000	2,103,204
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2028 (c)	1,000,000	1,041,816
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2027 (c)	1,000,000	1,031,059
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2028 (c)	1,445,000	1,500,906
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2029 (c)	3,600,000	3,751,951
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2030 (c)	2,230,000	2,320,472
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2031 (c)	4,100,000	4,275,800
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2032 (c)	3,750,000	3,943,508
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2033 (c)	4,280,000	4,488,699
		30,265,790
General Obligations - 0.0%
City of Des Moines IA Gen. Oblig. Series 2020 A, 2% 6/1/2031	1,295,000	1,131,456
City of Des Moines IA Gen. Oblig. Series 2021 F, 2% 6/1/2034	3,310,000	2,670,388
Clear Lake Iowa Cmnty Sch Dist Series 2020, 2% 6/1/2034	1,340,000	1,079,898
		4,881,742
Health Care - 0.1%
Iowa Fin Auth Rev (Lifespace Proj.) 4% 5/15/2028	2,355,000	2,349,412
Iowa Fin Auth Rev (Lifespace Proj.) Series 2021 A, 4% 5/15/2053	1,000,000	828,761
Iowa Fin Auth Rev (Lifespace Proj.) Series 2023B, 7.25% 5/15/2038	4,600,000	5,209,284
		8,387,457
Industrial Development - 0.0%
Iowa Fin Auth Solid Waste Facs Rev 3.875% tender 1/1/2042, LOC Citibank NA (b)(c)	6,125,000	6,129,430
TOTAL IOWA		49,664,419
Kansas - 0.1%
Electric Utilities - 0.0%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2030	970,000	977,147
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2032	1,115,000	1,122,613
		2,099,760
General Obligations - 0.1%
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2033 (Build America Mutual Assurance Co Insured)	515,000	565,326
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2034 (Build America Mutual Assurance Co Insured)	635,000	697,557
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2035 (Build America Mutual Assurance Co Insured)	770,000	843,945
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2036 (Build America Mutual Assurance Co Insured)	815,000	889,096
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2037 (Build America Mutual Assurance Co Insured)	1,335,000	1,448,535
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2038 (Build America Mutual Assurance Co Insured)	2,465,000	2,659,493
Wyandotte County KS Unified School District 500 Series 2025, 5% 9/1/2039 (Build America Mutual Assurance Co Insured)	2,210,000	2,377,006
		9,480,958
TOTAL KANSAS		11,580,718
Kentucky - 3.6%
Education - 0.0%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2032	460,000	462,345
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2033	375,000	375,940
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	235,000	233,766
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2038	570,000	558,090
		1,630,141
Electric Utilities - 0.1%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2004 A, 1.75% tender 10/1/2034 (b)(c)	7,955,000	7,651,651
Escrowed/Pre-Refunded - 0.1%
Knott Cnty KY Indl Bldg Rev 4% tender 3/28/2044 (b)(c)(d)	8,200,000	8,200,000
General Obligations - 2.5%
Henderson Cnty KY Sch Dist Fincorp Sch Bldg Rev (Henderson County School District Proj.) 2.25% 6/1/2034	1,170,000	960,384
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	17,495,000	18,277,389
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2018 C 1, 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (b)	28,000,000	28,044,878
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	41,220,000	41,395,379
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	32,760,000	35,201,246
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	47,700,000	50,400,807
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2028	4,855,000	5,171,251
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	565,000	598,524
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2031	1,425,000	1,496,868
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 8/1/2028	1,035,000	1,042,017
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 A, 5% 4/1/2027	4,625,000	4,818,218
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2026	1,180,000	1,207,385
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2027	970,000	1,010,954
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2028	970,000	1,010,634
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2031	2,030,000	2,143,238
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2032	3,000,000	3,158,997
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2033	1,515,000	1,591,730
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2029	5,555,000	5,634,736
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2030	5,670,000	5,748,577
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2032	2,230,000	2,259,983
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2033	2,770,000	2,805,873
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2029	2,300,000	2,477,243
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2034	6,200,000	6,931,086
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2036	9,020,000	10,094,887
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2037	9,450,000	10,466,956
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2038	8,890,000	9,766,517
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2039	15,000,000	16,381,727
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2040	6,500,000	7,026,140
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2026	4,825,000	4,986,803
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2027	16,420,000	16,906,058
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2039	7,840,000	8,529,028
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2040	5,825,000	6,296,232
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2041	1,295,000	1,385,155
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2042	5,500,000	5,819,570
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2022 B, 5% 7/1/2032	400,000	439,060
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2022 B, 5% 7/1/2034	400,000	434,698
		321,920,228
Health Care - 0.4%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	1,490,000	1,445,603
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2028	880,000	910,477
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2029	530,000	552,053
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2031	460,000	471,593
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2032	1,105,000	1,169,911
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2025	1,725,000	1,726,277
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2026	1,815,000	1,816,665
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	1,910,000	1,913,100
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	2,005,000	2,007,955
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	2,105,000	2,107,824
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	2,215,000	2,217,719
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2029	17,585,000	17,941,815
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2032	3,230,000	3,288,400
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	4,300,000	4,449,523
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	3,700,000	3,923,342
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	2,595,000	2,654,805
		48,597,062
Industrial Development - 0.4%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.2% 7/1/2060 VRDN (b)(c)	34,000,000	34,000,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 4.2% 7/1/2060 VRDN (b)(c)	16,075,000	16,075,000
		50,075,000
Special Tax - 0.0%
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2026	1,745,000	1,792,652
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2028	1,880,000	1,985,091
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2030	520,000	548,984
		4,326,727
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2026	585,000	594,381
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2029	1,555,000	1,573,843
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2030	1,625,000	1,643,839
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2037 (c)	1,355,000	1,473,710
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2038 (c)	3,000,000	3,241,661
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2039 (c)	1,335,000	1,434,525
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2040 (c)	1,250,000	1,332,982
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2041 (c)	1,325,000	1,404,240
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2042 (c)	1,875,000	1,974,235
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2043 (c)	2,100,000	2,201,401
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2044 (c)	2,250,000	2,348,611
		19,223,428
Water & Sewer - 0.0%
Louisville & Jefferson Cnty KY Metro Govt Brd Wtr Wks Wtr Sys Rev Series 2022, 5% 11/15/2035	2,980,000	3,282,140
TOTAL KENTUCKY		464,906,377
Louisiana - 0.8%
Health Care - 0.0%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2035	1,655,000	1,723,913
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2036	1,795,000	1,862,786
		3,586,699
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	3,855,000	4,148,077
Industrial Development - 0.2%
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 2.2% 6/1/2037 (b)	9,665,000	9,515,271
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (b)	12,590,000	12,677,222
		22,192,493
Transportation - 0.3%
New Orleans LA Aviation Board 5% 1/1/2026 (c)	730,000	740,888
New Orleans LA Aviation Board 5% 1/1/2029 (c)	485,000	494,790
New Orleans LA Aviation Board 5% 1/1/2029 (c)	390,000	397,871
New Orleans LA Aviation Board 5% 1/1/2030 (c)	665,000	677,626
New Orleans LA Aviation Board 5% 1/1/2031 (c)	730,000	743,000
New Orleans LA Aviation Board 5% 1/1/2032 (c)	1,495,000	1,519,944
New Orleans LA Aviation Board 5% 1/1/2035 (c)	1,115,000	1,129,717
New Orleans LA Aviation Board 5% 1/1/2036 (c)	630,000	637,493
New Orleans LA Aviation Board 5% 1/1/2037 (c)	485,000	490,061
New Orleans LA Aviation Board 5% 1/1/2038 (c)	7,380,000	7,740,759
New Orleans LA Aviation Board 5% 1/1/2038 (c)	2,670,000	2,802,504
New Orleans LA Aviation Board 5% 1/1/2038 (c)	570,000	575,067
New Orleans LA Aviation Board 5% 1/1/2039 (c)	7,465,000	7,791,748
New Orleans LA Aviation Board 5% 1/1/2039 (c)	2,605,000	2,719,022
New Orleans LA Aviation Board 5.25% 1/1/2040 (c)	5,735,000	6,115,723
New Orleans LA Aviation Board 5.25% 1/1/2040 (c)	2,945,000	3,140,506
		37,716,719
Water & Sewer - 0.3%
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2035	3,465,000	3,508,615
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2036	1,960,000	1,969,775
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2038	1,445,000	1,421,328
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2039	2,890,000	2,811,019
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2037 (Build America Mutual Assurance Co Insured)	10,000,000	10,887,709
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2038 (Build America Mutual Assurance Co Insured)	6,290,000	6,837,344
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	2,400,000	2,596,228
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2040 (Build America Mutual Assurance Co Insured)	2,400,000	2,575,423
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2041 (Build America Mutual Assurance Co Insured)	1,400,000	1,490,685
		34,098,126
TOTAL LOUISIANA		101,742,114
Maine - 0.1%
General Obligations - 0.1%
Brunswick ME 2% 11/1/2032	1,095,000	923,750
Brunswick ME 2.125% 11/1/2034	1,195,000	969,922
Brunswick ME 2.375% 11/1/2037	605,000	473,820
Yarmouth MA Series 2020, 2% 11/15/2035	1,180,000	915,347
		3,282,839
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	2,030,000	1,648,573
Housing - 0.0%
Maine Hsg Auth Mtg Series A 3, 3.5% 11/15/2034	1,535,000	1,471,764
Transportation - 0.0%
Maine St Tpk Auth Tpk Rev 5% 7/1/2027	1,940,000	1,949,315
TOTAL MAINE		8,352,491
Maryland - 1.1%
Education - 0.0%
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2035	500,000	474,494
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2046	1,500,000	1,293,095
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2051	1,000,000	836,216
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	1,000,000	818,284
		3,422,089
General Obligations - 0.2%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	2,300,000	2,076,112
Baltimore Cnty MD Gen. Oblig. 5% 3/1/2039	5,140,000	5,600,828
Baltimore Cnty MD Gen. Oblig. 5% 3/1/2040	2,385,000	2,580,798
Baltimore Cnty MD Gen. Oblig. Series 2020, 4% 3/1/2036	7,310,000	7,415,471
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	3,205,000	2,871,812
Baltimore Cnty MD Gen. Oblig. Series 2023, 5% 3/1/2039	1,885,000	2,054,000
Baltimore Cnty MD Gen. Oblig. Series 2023, 5% 3/1/2040	1,980,000	2,142,549
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2035	1,475,000	1,627,928
State of Maryland Gen. Oblig. Series SECOND 2021 A, 4% 8/1/2035	2,575,000	2,642,784
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2033	1,810,000	1,992,642
Washington Suburban San Dist MD Series 2023, 5% 6/1/2041	4,140,000	4,465,427
		35,470,351
Health Care - 0.1%
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	1,410,000	1,291,870
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2033	2,185,000	2,217,661
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2034	1,600,000	1,622,631
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2027	1,000,000	1,003,648
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2028	1,300,000	1,304,545
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2029	2,200,000	2,207,627
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2031	1,000,000	1,003,110
		10,651,092
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	2,300,000	2,289,368
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	2,300,000	2,307,540
		4,596,908
Special Tax - 0.1%
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 3.25% 9/1/2030	450,000	432,589
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2040	2,095,000	1,901,706
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2050	2,625,000	2,167,166
Maryland St Dept Transn Cons Series 2019, 4% 10/1/2032	3,600,000	3,637,984
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2025	1,400,000	1,421,019
		9,560,464
Transportation - 0.5%
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2036 (c)	3,185,000	3,312,403
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2037 (c)	2,500,000	2,588,683
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2038 (c)	2,200,000	2,268,570
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2039 (c)	1,700,000	1,743,880
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 6/30/2039 (c)	3,700,000	3,798,952
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2032 (c)	1,250,000	1,324,231
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2033 (c)	1,000,000	1,055,125
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2035 (c)	1,850,000	1,937,548
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2036 (c)	1,000,000	1,043,891
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2036 (Assured Guaranty Municipal Corp Insured) (c)	2,600,000	2,775,156
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2037 (Assured Guaranty Municipal Corp Insured) (c)	5,855,000	6,216,287
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2038 (Assured Guaranty Municipal Corp Insured) (c)	3,150,000	3,325,269
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2039 (Assured Guaranty Municipal Corp Insured) (c)	2,250,000	2,362,869
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2040 (Assured Guaranty Municipal Corp Insured) (c)	1,575,000	1,701,579
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2041 (Assured Guaranty Municipal Corp Insured) (c)	1,695,000	1,819,301
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2042 (Assured Guaranty Municipal Corp Insured) (c)	1,800,000	1,918,775
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2043 (Assured Guaranty Municipal Corp Insured) (c)	2,325,000	2,466,901
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2044 (Assured Guaranty Municipal Corp Insured) (c)	2,090,000	2,207,611
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2025	1,455,000	1,457,302
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2026	1,940,000	1,973,053
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2027	1,310,000	1,348,995
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2031	970,000	1,003,461
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2032	970,000	1,001,226
Maryland St Transn Auth Transn Series 2020, 5% 7/1/2034	5,650,000	6,101,750
		56,752,818
Water & Sewer - 0.2%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2028	3,465,000	3,582,984
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2031	6,580,000	6,774,115
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2033	6,635,000	6,812,302
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 D, 5% 7/1/2033	5,630,000	5,780,446
		22,949,847
TOTAL MARYLAND		143,403,569
Maryland,Virginia - 0.0%
Special Tax - 0.0%
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2037	6,750,000	7,205,356
Massachusetts - 1.1%
Education - 0.2%
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2034	1,750,000	1,938,786
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2030	1,435,000	1,466,076
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2032	1,040,000	1,054,628
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2031 (c)	8,485,000	8,922,549
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2033 (c)	2,280,000	2,391,667
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2026 (c)	3,600,000	3,670,266
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2027 (c)	2,350,000	2,417,267
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2028 (c)	1,775,000	1,841,474
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2029 (c)	1,925,000	2,004,761
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2030 (c)	1,000,000	1,040,244
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2031 (c)	800,000	841,253
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2041	3,800,000	3,803,275
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) Series 2022 1, 5% 11/1/2039	2,135,000	2,293,781
		33,686,027
General Obligations - 0.4%
Braintree MA Gen. Oblig. Series 2020, 2% 10/15/2035	2,115,000	1,694,535
Massachusetts St Gen. Oblig. 5% 1/1/2036	2,560,000	2,697,921
Massachusetts St Gen. Oblig. 5% 10/1/2033	4,785,000	5,345,712
Massachusetts St Gen. Oblig. 5% 10/1/2034	6,000,000	6,670,194
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2028	1,100,000	1,128,045
Massachusetts St Gen. Oblig. Series 2019B, 5% 7/1/2036	1,700,000	1,789,048
Massachusetts St Gen. Oblig. Series 2021A, 5% 9/1/2025	13,755,000	13,882,392
Somerville MA Series 2020, 2% 10/15/2037	3,580,000	2,746,205
Stoneham Mass Series 2022, 2.125% 1/15/2038	3,335,000	2,602,282
		38,556,334
Health Care - 0.1%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	10,135,000	10,922,170
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2042	2,250,000	2,378,900
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2043	4,100,000	4,306,572
		17,607,642
Special Tax - 0.2%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (h)	12,450,000	9,387,230
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2038	10,170,000	10,573,561
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2039	10,765,000	11,167,009
		31,127,800
Transportation - 0.2%
MA Dept Transn Met Hwy Sys Rev Series 2019 A, 5% 1/1/2031	7,500,000	8,032,220
Massachusetts St Port Auth Rev 5% 7/1/2035 (c)	2,400,000	2,538,555
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2031 (c)	5,000,000	5,253,336
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2032 (c)	1,500,000	1,619,304
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2033 (c)	1,025,000	1,101,518
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2034 (c)	1,350,000	1,444,985
		19,989,918
TOTAL MASSACHUSETTS		140,967,721
Michigan - 2.1%
Education - 0.3%
Michigan St Univ Revs Series 2024A, 5% 8/15/2033	1,375,000	1,544,927
Michigan St Univ Revs Series 2024A, 5% 8/15/2035	3,000,000	3,363,094
Michigan St Univ Revs Series 2024A, 5% 8/15/2037	2,000,000	2,209,662
Michigan St Univ Revs Series 2024A, 5% 8/15/2038	2,000,000	2,195,400
Michigan Technological Univ Series 2021, 4% 10/1/2041	1,450,000	1,406,713
Michigan Technological Univ Series 2021, 5% 10/1/2030	1,645,000	1,789,216
Michigan Technological Univ Series 2021, 5% 10/1/2031	1,250,000	1,371,581
Michigan Technological Univ Series 2021, 5% 10/1/2032	1,250,000	1,365,496
Michigan Technological Univ Series 2021, 5% 10/1/2033	1,325,000	1,441,056
Michigan Technological Univ Series 2021, 5% 10/1/2034	1,405,000	1,520,997
Oakland Univ Mich Rev 5% 3/1/2026	480,000	488,831
Oakland Univ Mich Rev 5% 3/1/2033	1,000,000	1,093,165
Oakland Univ Mich Rev 5% 3/1/2033	1,000,000	1,093,165
Oakland Univ Mich Rev 5% 3/1/2034	1,905,000	2,066,260
Oakland Univ Mich Rev 5% 3/1/2034	1,250,000	1,355,814
Oakland Univ Mich Rev 5% 3/1/2035	2,000,000	2,159,846
Oakland Univ Mich Rev 5% 3/1/2036	2,095,000	2,253,641
Oakland Univ Mich Rev 5% 3/1/2037	2,200,000	2,357,062
Oakland Univ Mich Rev 5% 3/1/2038	2,310,000	2,464,554
Oakland Univ Mich Rev 5% 3/1/2038	1,330,000	1,418,986
Oakland Univ Mich Rev 5% 3/1/2039	2,425,000	2,580,195
Oakland Univ Mich Rev 5% 3/1/2039	1,375,000	1,462,997
University MI Univ Revs 5% 4/1/2033	1,440,000	1,611,885
		40,614,543
Electric Utilities - 0.1%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	5,760,000	5,619,675
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/28/2042	1,250,000	1,316,994
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/28/2043	1,600,000	1,682,619
Michigan St Strategic Fd Ltd Oblig Rev (Dte Elec Co Proj.) Series 2023 DT, 3.875% tender 6/1/2053 (b)(c)	3,500,000	3,495,000
		12,114,288
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2027 (Pre-refunded to 5/15/2026 at 100)	20,000	20,452
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	15,000	15,338
		35,790
General Obligations - 0.9%
Detroit MI Gen. Oblig. Series 2021A, 4% 4/1/2041	1,575,000	1,434,815
Detroit MI Gen. Oblig. Series 2021A, 4% 4/1/2042	600,000	537,023
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2031	900,000	964,893
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2033	1,075,000	1,141,240
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2033	2,760,000	2,989,094
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2034	2,895,000	3,143,171
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2035	3,040,000	3,287,760
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2036	3,195,000	3,433,636
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2037	3,355,000	3,581,765
Detroit Mich Sch Dist Series 2005A, 5.25% 5/1/2030 (Assured Guaranty Municipal Corp Insured), (State of Michigan Guaranteed)	18,655,000	20,482,593
Forest Hills MI Pub Schs 5% 5/1/2034 (i)	1,575,000	1,770,065
Forest Hills MI Pub Schs 5% 5/1/2035 (i)	1,920,000	2,168,921
Forest Hills MI Pub Schs 5% 5/1/2036 (i)	3,000,000	3,354,542
Forest Hills MI Pub Schs 5% 5/1/2037 (i)	3,050,000	3,388,518
Forest Hills MI Pub Schs 5% 5/1/2038 (i)	3,285,000	3,637,554
Forest Hills MI Pub Schs 5% 5/1/2039 (i)	2,000,000	2,206,539
Forest Hills MI Pub Schs 5% 5/1/2040 (i)	2,000,000	2,188,586
Forest Hills MI Pub Schs 5% 5/1/2045 (i)	1,100,000	1,164,100
Grand Blanc MI Cmnty Schs Series 2020, 2.25% 11/1/2040 (State of Michigan Guaranteed)	2,425,000	1,714,924
Grand Rapids MI Pub Schs 5% 5/1/2027 (Assured Guaranty Municipal Corp Insured)	1,310,000	1,363,361
Grand Rapids MI Pub Schs 5% 5/1/2029 (Assured Guaranty Municipal Corp Insured)	1,890,000	1,955,969
Grand Rapids MI Pub Schs 5% 5/1/2030 (Assured Guaranty Municipal Corp Insured)	3,400,000	3,466,082
Grand Rapids MI Pub Schs 5% 5/1/2031 (Assured Guaranty Municipal Corp Insured)	4,855,000	4,943,118
Grand Rapids MI Pub Schs 5% 5/1/2032 (Assured Guaranty Municipal Corp Insured)	730,000	742,390
Grand Rapids MI Pub Schs 5% 5/1/2033 (Assured Guaranty Municipal Corp Insured)	3,030,000	3,079,485
Lake Orion MI Sch Dist 5% 5/1/2029 (State of Michigan Guaranteed)	1,685,000	1,817,509
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	5,020,000	3,944,306
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5% 4/15/2035	2,720,000	2,772,736
Portage MI Pub Schs 5% 11/1/2027	1,215,000	1,242,403
Portage MI Pub Schs 5% 11/1/2029	3,080,000	3,148,140
Utica MI Cmnty Schs Series 2019, 5% 5/1/2030 (State of Michigan Guaranteed)	1,650,000	1,779,308
Utica MI Cmnty Schs Series 2019, 5% 5/1/2032 (State of Michigan Guaranteed)	2,300,000	2,462,312
Utica MI Cmnty Schs Series 2019, 5% 5/1/2033 (State of Michigan Guaranteed)	1,875,000	2,002,545
Utica MI Cmnty Schs Series 2019, 5% 5/1/2034 (State of Michigan Guaranteed)	2,450,000	2,609,412
Warren MI Cons Sch Dist 5% 5/1/2030 (State of Michigan Guaranteed)	4,415,000	4,497,969
Warren MI Cons Sch Dist 5% 5/1/2031 (State of Michigan Guaranteed)	4,660,000	4,745,077
Warren MI Cons Sch Dist 5% 5/1/2032 (State of Michigan Guaranteed)	4,955,000	5,042,811
		114,204,672
Health Care - 0.4%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2027	3,255,000	3,321,331
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	2,460,000	2,505,352
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	5,450,000	5,563,668
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2033	5,065,000	5,533,250
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2034	2,530,000	2,748,762
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2035	1,445,000	1,564,107
Michigan Fin Auth Rev (Corewell Health Proj.) Series 2022, 5% 4/15/2032	8,285,000	9,157,635
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2032	1,210,000	1,236,802
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	1,775,000	1,647,017
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2025	2,915,000	2,954,454
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2026	1,270,000	1,311,949
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2027	1,215,000	1,276,325
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2028	1,940,000	2,024,195
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2025	1,260,000	1,277,054
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2026	1,940,000	2,004,080
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2027	1,295,000	1,360,362
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2028	2,040,000	2,128,535
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2028	565,000	589,472
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2029	1,000,000	1,051,380
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2030	425,000	449,471
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2031	495,000	520,339
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2032	545,000	572,968
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2033	595,000	624,331
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2034	385,000	404,804
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2035	400,000	419,975
		52,247,618
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	2,065,000	2,056,505
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5.5% 6/1/2053	9,730,000	10,242,207
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	4,410,000	4,331,266
		16,629,978
Special Tax - 0.1%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2036	2,000,000	2,172,295
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2037	2,000,000	2,159,295
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2038	2,000,000	2,148,414
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2039	2,000,000	2,131,196
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2040	620,000	658,364
		9,269,564
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2030	775,000	818,605
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2031	1,005,000	1,061,633
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2032	970,000	1,021,131
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2033	1,745,000	1,831,191
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	2,340,000	2,391,817
		7,124,377
Transportation - 0.0%
State of Michigan (MI St Garvee Proj.) 5% 3/15/2027	3,230,000	3,358,903
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2029	245,000	254,848
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2030	380,000	394,595
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2031	390,000	404,307
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2036	535,000	549,843
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2029 (c)	685,000	708,114
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2030 (c)	485,000	500,504
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2031 (c)	525,000	540,885
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2033 (c)	375,000	384,953
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2036 (c)	810,000	826,500
		7,923,452
Water & Sewer - 0.1%
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2033	330,000	366,097
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2035	745,000	817,596
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2033	270,000	299,534
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2035	3,000,000	3,292,333
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2027	415,000	416,774
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2029	970,000	974,247
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2031	1,165,000	1,169,836
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2032	970,000	973,807
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2033	825,000	828,238
		9,138,462
TOTAL MICHIGAN		269,302,744
Minnesota - 0.8%
Escrowed/Pre-Refunded - 0.0%
St Paul MN Hsg & Redev Auth Hosp Series 2015A, 5% 11/15/2040 (Pre-refunded to 11/15/2025 at 100)	1,410,000	1,427,319
General Obligations - 0.3%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2033	1,875,000	2,058,158
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2034	1,500,000	1,635,036
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2035	1,210,000	1,326,256
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2032	2,120,000	2,333,947
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2033	1,780,000	1,953,878
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2034	2,685,000	2,926,714
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2035	2,820,000	3,090,945
Minnesota St Gen. Oblig. Series 2021B, 4% 9/1/2032	4,475,000	4,669,274
Minnesota St Gen. Oblig. Series 2022B, 4% 8/1/2036	11,000,000	11,314,206
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	4,795,000	4,528,873
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	5,005,000	4,687,374
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	3,495,000	3,384,419
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	3,665,000	3,514,132
		47,423,212
Health Care - 0.4%
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2026	2,100,000	2,110,827
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	3,945,000	4,148,101
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (b)(d)	6,840,000	6,834,135
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2038	2,270,000	2,439,144
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2039	2,000,000	2,138,550
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2040	5,000,000	5,307,463
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2041	2,500,000	2,634,553
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2042	5,750,000	6,015,329
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2054	7,910,000	8,055,815
		39,683,917
Housing - 0.1%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	6,381,137	4,996,814
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 B, 3% 7/1/2051	1,550,000	1,523,219
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 D, 3% 1/1/2052	6,015,000	5,904,800
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	2,145,000	2,325,325
		14,750,158
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2032 (c)	780,000	835,721
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2033 (c)	1,165,000	1,237,379
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2034 (c)	1,135,000	1,198,380
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2035 (c)	705,000	741,790
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2036 (c)	565,000	592,193
		4,605,463
Water & Sewer - 0.0%
Minnesota Pub Facs Auth St Revolving Fd Rev Series 2016 B, 4% 3/1/2026	1,095,000	1,109,119
TOTAL MINNESOTA		108,999,188
Mississippi - 0.3%
General Obligations - 0.0%
Mississippi St Gen. Oblig. Series 2017 A, 5% 10/1/2030	5,340,000	5,582,403
Health Care - 0.3%
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 4% 10/1/2036 (d)	850,000	732,999
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 4% 10/1/2041 (d)	1,360,000	1,078,720
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2029 (d)	2,000,000	2,027,814
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2030 (d)	2,800,000	2,837,293
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2032 (d)	3,070,000	3,093,884
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2026	700,000	707,833
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2027	1,245,000	1,276,290
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2028	500,000	519,117
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2029	510,000	534,910
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2030	595,000	627,979
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2030	500,000	527,713
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2031	1,500,000	1,577,490
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2032	1,750,000	1,835,866
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2034	1,065,000	1,113,581
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2035	2,000,000	2,089,415
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	3,025,000	3,111,848
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2034	1,435,000	1,499,201
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2038	1,675,000	1,728,486
		26,920,439
TOTAL MISSISSIPPI		32,502,842
Missouri - 0.5%
General Obligations - 0.1%
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2034	950,000	1,030,903
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2035	1,250,000	1,352,598
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2036	1,250,000	1,345,923
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2037	1,350,000	1,445,484
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	2,000,000	2,130,217
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2039	2,740,000	2,903,968
		10,209,093
Health Care - 0.2%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2027	970,000	1,004,802
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	2,375,000	2,420,652
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	3,530,000	3,200,076
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2029	970,000	989,930
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2030	970,000	988,786
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2031	970,000	987,407
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 4% 2/15/2034	400,000	376,788
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 5% 2/15/2030	670,000	699,999
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 5% 2/15/2031	705,000	737,849
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2030	2,395,000	2,405,350
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2032	2,645,000	2,654,414
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2032	2,150,000	2,361,427
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2033	1,850,000	2,016,049
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	2,210,000	2,189,781
		23,033,310
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	585,000	587,520
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	2,160,000	2,133,562
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	5,350,000	5,953,820
		8,674,902
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2040 (c)	9,950,000	9,351,962
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2033 (c)	1,600,000	1,673,330
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2030	3,660,000	3,912,414
		14,937,706
Water & Sewer - 0.0%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2029	550,000	579,619
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2031	415,000	434,826
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2034	380,000	395,923
		1,410,368
TOTAL MISSOURI		58,265,379
Montana - 0.1%
Health Care - 0.0%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2026	3,105,000	3,143,128
Montana Facility Finance Authority (Logan Health Proj.) Series 2018 B, 5% 7/1/2031	1,170,000	1,208,834
		4,351,962
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	375,000	377,104
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series A 1, 4% 12/1/2047 (c)	60,000	59,975
		437,079
Other - 0.1%
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2032 (d)	1,160,000	976,746
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2036 (d)	3,065,000	2,405,475
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2041 (d)	4,910,000	3,268,947
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2046 (d)	3,195,000	2,103,833
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2051 (d)	2,625,000	1,694,275
		10,449,276
TOTAL MONTANA		15,238,317
Nebraska - 0.5%
Electric Utilities - 0.1%
Nebraska Pub Pwr Dist Rev Series 2021 C, 5% 1/1/2026	1,000,000	1,016,277
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2031	3,885,000	3,938,691
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2034	4,235,000	4,290,687
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2036	5,135,000	5,199,082
Omaha Public Power District Series 2022 A, 5% 2/1/2035	575,000	630,768
Omaha Public Power District Series 2022 A, 5% 2/1/2036	640,000	700,566
Omaha Public Power District Series 2022B, 5% 2/1/2034	1,550,000	1,711,062
Omaha Public Power District Series 2022B, 5% 2/1/2035	450,000	493,644
		17,980,777
General Obligations - 0.2%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	15,350,000	15,372,687
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	7,925,000	8,269,342
		23,642,029
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	1,225,000	1,222,909
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (c)	1,160,000	1,155,444
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	1,515,000	1,506,952
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2021 A, 3% 9/1/2045	3,570,000	3,500,699
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2027 (c)	1,165,000	1,194,884
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2028 (c)	1,205,000	1,248,228
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2027 (c)	1,185,000	1,222,606
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2028 (c)	650,000	676,305
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2029 (c)	1,270,000	1,328,682
		13,056,709
Transportation - 0.1%
Lincoln Neb Arpt Auth Series 2021, 4% 7/1/2036 (c)	1,000,000	966,149
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2035 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	1,070,572
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2036 (Assured Guaranty Municipal Corp Insured) (c)	1,300,000	1,384,669
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2037 (Assured Guaranty Municipal Corp Insured) (c)	3,795,000	4,170,612
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2038 (Assured Guaranty Municipal Corp Insured) (c)	3,250,000	3,549,859
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2039 (Assured Guaranty Municipal Corp Insured) (c)	2,750,000	2,984,101
		14,125,962
TOTAL NEBRASKA		68,805,477
Nevada - 1.1%
Electric Utilities - 0.1%
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016 A, 3.55% 10/1/2029	1,665,000	1,671,933
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016B, 3.55% 10/1/2029	1,275,000	1,276,947
Washoe Cnty NV Gas & Wtr Facs (Sierra Pacific Power Co Proj.) Series 2016B, 3.625% tender 3/1/2036 (b)	2,350,000	2,341,020
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (b)(c)	2,105,000	2,118,498
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(c)	1,130,000	1,137,245
		8,545,643
General Obligations - 0.7%
Clark Cnty NV Gen. Oblig. Series 2017, 3% 11/1/2035	3,325,000	3,028,318
Clark Cnty NV School Dist 5% 6/15/2034	6,330,000	6,608,126
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2025	5,770,000	5,793,263
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	5,000,000	5,124,207
Clark Cnty NV School Dist Series 2018 B, 5% 6/15/2034	4,195,000	4,399,828
Clark Cnty NV School Dist Series 2018 B, 5% 6/15/2035	8,000,000	8,355,196
Clark Cnty NV School Dist Series 2018A, 5% 6/15/2033	3,400,000	3,555,468
Clark Cnty NV School Dist Series 2020A, 5% 6/15/2033 (Assured Guaranty Municipal Corp Insured)	1,090,000	1,173,706
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2040	26,300,000	22,183,767
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2044	24,735,000	19,600,432
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2040	8,055,000	6,867,176
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2042	7,680,000	6,329,741
		93,019,228
Health Care - 0.0%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2028	445,000	458,149
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2030	730,000	747,988
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2032	725,000	739,535
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2034	740,000	752,490
		2,698,162
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	890,000	893,235
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2028	1,500,000	1,561,908
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2031	2,395,000	2,524,643
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2035	1,825,000	1,897,486
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2040	1,000,000	1,016,840
		7,000,877
Transportation - 0.1%
Clark Cnty NV Arpt Rev Series 2019 A, 5% 7/1/2026	2,965,000	3,043,591
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2035 (c)	1,000,000	1,065,035
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2036 (c)	700,000	742,245
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2037 (c)	750,000	808,262
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2038 (c)	500,000	535,746
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2039 (c)	650,000	691,450
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2040 (c)	700,000	739,887
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2041 (c)	650,000	682,616
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2042 (c)	1,110,000	1,159,505
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2043 (c)	1,110,000	1,155,866
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2044 (c)	1,430,000	1,491,183
		12,115,386
Water & Sewer - 0.1%
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2032	2,815,000	2,872,719
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2033	4,855,000	4,951,186
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2034	5,145,000	5,242,781
		13,066,686
TOTAL NEVADA		137,339,217
New Hampshire - 0.7%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2028 (c)	1,000,000	1,053,331
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2029 (c)	1,025,000	1,089,092
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (c)	1,050,000	1,122,894
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2032 (c)	1,000,000	1,069,004
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2033 (c)	1,025,000	1,092,571
		5,426,892
Escrowed/Pre-Refunded - 0.0%
New Hampshire Health and Education Facilities Authority Act Series 2017, 5% 7/1/2036 (Pre-refunded to 7/1/2027 at 100)	2,105,000	2,199,916
New Hampshire Health and Education Facilities Authority Act Series 2017, 5% 7/1/2044 (Pre-refunded to 7/1/2027 at 100)	1,830,000	1,912,515
		4,112,431
Health Care - 0.2%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2036	730,000	711,024
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2037	900,000	866,043
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2038	1,000,000	953,596
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2040	1,050,000	998,871
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2041	1,000,000	933,017
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2027	505,000	525,287
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2034	905,000	969,310
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2035	680,000	725,931
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	1,190,000	1,235,676
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	800,000	736,304
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2026	4,560,000	4,655,863
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2027	4,860,000	4,960,298
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	1,940,000	1,976,046
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2030	7,070,000	7,174,321
		27,421,587
Housing - 0.5%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	9,104,008	9,075,806
National Fin Auth NH Hosp Rev (Lihtc 2022-1 Us Proj.) Series 1 Class A, 4.375% 9/20/2036	6,989,669	6,983,985
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	25,770,383	24,341,292
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	10,374,530	10,065,953
		50,467,036
TOTAL NEW HAMPSHIRE		87,427,946
New Jersey - 5.3%
Education - 0.6%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2027 (c)	3,735,000	3,865,400
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2028 (c)	6,850,000	7,150,758
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2029 (c)	4,475,000	4,677,452
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2025	1,925,000	1,948,072
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2025 (c)	3,900,000	3,937,457
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2026 (c)	3,100,000	3,171,654
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2028 (c)	1,225,000	1,278,785
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2025 (c)	2,675,000	2,700,692
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2027 (c)	1,275,000	1,319,514
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2028 (c)	1,400,000	1,461,469
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2029 (c)	1,400,000	1,463,337
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2030 (c)	750,000	788,150
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2027 (c)	1,350,000	1,397,133
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2028 (c)	1,325,000	1,383,176
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2029 (c)	2,000,000	2,090,481
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2027 (c)	5,000,000	5,174,566
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2028 (c)	5,500,000	5,741,485
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2029 (c)	5,500,000	5,748,824
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2032 (c)	1,850,000	1,944,226
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2033 (c)	785,000	821,543
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2028 (c)	5,500,000	5,749,166
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2029 (c)	1,180,000	1,233,384
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2030 (c)	5,000,000	5,254,331
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (c)	2,420,000	2,552,501
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2032 (c)	2,820,000	2,963,631
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2033 (c)	1,000,000	1,046,552
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2025 (Assured Guaranty Municipal Corp Insured)	975,000	977,746
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2027 (Assured Guaranty Municipal Corp Insured)	1,360,000	1,416,327
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Municipal Corp Insured)	1,940,000	2,000,632
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Municipal Corp Insured)	1,455,000	1,498,069
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	1,820,000	1,853,086
		84,609,599
Escrowed/Pre-Refunded - 0.1%
Bayonne NJ Gen. Oblig. 5% 7/1/2031 (Pre-refunded to 7/1/2026 at 100)	1,430,000	1,471,170
Bayonne NJ Gen. Oblig. 5% 7/1/2032 (Pre-refunded to 7/1/2026 at 100)	970,000	997,927
Bayonne NJ Gen. Oblig. 5% 7/1/2033 (Pre-refunded to 7/1/2026 at 100)	970,000	997,926
New Jersey Health Care Series 2016 A, 5% 7/1/2028 (Pre-refunded to 7/1/2026 at 100)	1,185,000	1,216,164
New Jersey Trans Trust Fund Auth 5% 6/15/2030 (Pre-refunded to 12/15/2028 at 100)	3,500,000	3,771,718
New Jersey Trans Trust Fund Auth 5% 6/15/2031 (Pre-refunded to 12/15/2028 at 100)	2,250,000	2,424,676
		10,879,581
General Obligations - 3.2%
Cherry Hill Twp NJ Sch Dist 4% 8/1/2037	4,500,000	4,576,288
Cherry Hill Twp NJ Sch Dist 4% 8/1/2038	3,500,000	3,543,426
Clearview NJ Regl High Sch Dist 4% 8/1/2037	3,200,000	3,220,985
Clearview NJ Regl High Sch Dist 4% 8/1/2038	3,015,000	3,021,231
Mercer Cnty NJ Gen. Oblig. Series 2021, 2% 2/15/2032	2,940,000	2,516,599
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2030	2,170,000	2,295,650
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2025 (d)	3,395,000	3,424,798
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (d)	3,200,000	3,296,145
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	2,200,000	2,397,274
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2032	1,390,000	1,521,421
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2034	5,150,000	5,420,760
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2034	2,040,000	2,208,247
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	8,205,000	8,611,496
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	2,085,000	2,246,888
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	5,010,000	5,239,076
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	3,225,000	3,539,120
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2035	3,000,000	3,281,878
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2037	1,430,000	1,583,953
New Jersey St Gen. Oblig. 2% 6/1/2033	6,000,000	5,025,994
New Jersey St Gen. Oblig. 2% 6/1/2034	3,235,000	2,641,326
New Jersey St Gen. Oblig. 2% 6/1/2036	4,395,000	3,382,424
New Jersey St Gen. Oblig. 4% 6/1/2030	13,105,000	13,685,574
New Jersey St Gen. Oblig. 4% 6/1/2031	2,185,000	2,288,924
New Jersey St Gen. Oblig. 4% 6/1/2032	1,470,000	1,542,670
New Jersey St Gen. Oblig. 5% 6/1/2026	10,480,000	10,749,810
New Jersey St Gen. Oblig. 5% 6/1/2029	6,530,000	7,059,505
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (h)	13,270,000	12,164,068
New Jersey Trans Trust Fund Auth 0% 12/15/2028 (h)	3,025,000	2,675,735
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (h)	5,660,000	4,838,727
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (h)	1,000,000	818,613
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (h)	10,960,000	8,972,011
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (h)	5,200,000	4,086,715
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (h)	13,220,000	9,155,539
New Jersey Trans Trust Fund Auth 4% 6/15/2034	2,510,000	2,530,560
New Jersey Trans Trust Fund Auth 4% 6/15/2036	2,500,000	2,465,652
New Jersey Trans Trust Fund Auth 4% 6/15/2036	1,550,000	1,528,704
New Jersey Trans Trust Fund Auth 4% 6/15/2037	2,150,000	2,093,280
New Jersey Trans Trust Fund Auth 5% 12/15/2025	4,380,000	4,438,582
New Jersey Trans Trust Fund Auth 5% 12/15/2026	6,900,000	7,119,268
New Jersey Trans Trust Fund Auth 5% 12/15/2027	12,250,000	12,871,707
New Jersey Trans Trust Fund Auth 5% 12/15/2028	4,270,000	4,550,723
New Jersey Trans Trust Fund Auth 5% 12/15/2030	885,000	950,271
New Jersey Trans Trust Fund Auth 5% 12/15/2031	4,720,000	5,046,135
New Jersey Trans Trust Fund Auth 5% 12/15/2033	1,575,000	1,668,298
New Jersey Trans Trust Fund Auth 5% 6/15/2032	5,660,000	5,945,291
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,555,000	1,707,217
New Jersey Trans Trust Fund Auth 5% 6/15/2035	3,300,000	3,646,585
New Jersey Trans Trust Fund Auth 5% 6/15/2035	2,000,000	2,172,667
New Jersey Trans Trust Fund Auth 5% 6/15/2035	2,010,000	2,139,872
New Jersey Trans Trust Fund Auth 5% 6/15/2036	4,280,000	4,700,654
New Jersey Trans Trust Fund Auth 5% 6/15/2036	2,270,000	2,406,743
New Jersey Trans Trust Fund Auth 5% 6/15/2037	6,000,000	6,538,388
New Jersey Trans Trust Fund Auth 5% 6/15/2037	1,030,000	1,106,200
New Jersey Trans Trust Fund Auth 5% 6/15/2038	1,930,000	2,027,485
New Jersey Trans Trust Fund Auth 5% 6/15/2039	6,000,000	6,449,558
New Jersey Trans Trust Fund Auth 5% 6/15/2040	6,000,000	6,409,366
New Jersey Trans Trust Fund Auth 5% 6/15/2041	5,000,000	5,300,665
New Jersey Trans Trust Fund Auth 5.25% 6/15/2032	1,450,000	1,616,630
New Jersey Trans Trust Fund Auth 5.25% 6/15/2036	1,450,000	1,592,876
New Jersey Trans Trust Fund Auth 5.25% 6/15/2041	21,745,000	23,536,710
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	1,600,000	1,678,355
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2033	6,395,000	6,689,465
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	4,640,000	4,840,212
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2036	1,000,000	986,261
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	5,000,000	4,840,054
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	14,370,000	13,815,794
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	2,770,000	3,001,019
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	7,210,000	7,864,917
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	5,145,000	5,647,888
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	13,115,000	14,325,576
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	19,670,000	21,271,887
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	10,915,000	11,744,612
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	2,000,000	2,124,072
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	2,500,000	2,684,359
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	2,490,000	2,673,622
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2030	3,000,000	3,249,644
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2031	4,500,000	4,916,483
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2031	3,430,000	3,747,453
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	3,805,000	4,183,060
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	3,120,000	3,429,999
		397,307,689
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (d)	1,435,000	1,117,938
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (d)(g)	1,535,000	999,815
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2042 (b)	10,070,000	10,114,310
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	440,000	449,894
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2033	1,465,000	1,490,087
		14,172,044
Special Tax - 0.1%
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2036 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,639,876
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2037 (Assured Guaranty Municipal Corp Insured)	2,250,000	2,438,813
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2038 (Assured Guaranty Municipal Corp Insured)	2,250,000	2,419,821
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2039 (Assured Guaranty Municipal Corp Insured)	1,575,000	1,680,510
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2040 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,594,735
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2041 (Assured Guaranty Municipal Corp Insured)	1,300,000	1,372,865
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2042 (Assured Guaranty Municipal Corp Insured)	1,700,000	1,784,004
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2036 (Assured Guaranty Municipal Corp Insured)	525,000	573,957
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2038 (Assured Guaranty Municipal Corp Insured)	750,000	806,607
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2039 (Assured Guaranty Municipal Corp Insured)	600,000	640,194
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2040 (Assured Guaranty Municipal Corp Insured)	890,000	946,210
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2041 (Assured Guaranty Municipal Corp Insured)	950,000	1,003,247
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2042 (Assured Guaranty Municipal Corp Insured)	1,200,000	1,259,297
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2043 (Assured Guaranty Municipal Corp Insured)	825,000	862,941
		19,023,077
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	9,415,000	9,199,180
Transportation - 1.1%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	14,620,000	14,937,473
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	1,125,000	1,144,229
New Jersey Turnpike Authority 4% 1/1/2035	5,670,000	5,936,196
New Jersey Turnpike Authority 5% 1/1/2028	13,640,000	14,410,169
New Jersey Turnpike Authority 5% 1/1/2028	3,545,000	3,654,431
New Jersey Turnpike Authority 5% 1/1/2030	13,780,000	14,973,766
New Jersey Turnpike Authority 5% 1/1/2032	10,775,000	11,948,532
New Jersey Turnpike Authority 5% 1/1/2033	11,345,000	12,682,755
New Jersey Turnpike Authority 5% 1/1/2034	6,805,000	7,656,569
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	10,735,000	11,512,009
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	11,280,000	12,055,376
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	15,040,000	16,038,069
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	13,420,000	14,232,431
		141,182,005
Water & Sewer - 0.0%
New Jersey Enviro Infrast Tr Series 2016A R1, 5% 9/1/2025	2,065,000	2,084,125
New Jersey Enviro Infrast Tr Series 2016A R2, 5% 9/1/2025	3,010,000	3,037,877
		5,122,002
TOTAL NEW JERSEY		681,495,177
New Jersey,New York - 0.7%
Transportation - 0.7%
Port Auth NY & NJ 5% 1/15/2033 (c)	2,000,000	2,152,891
Port Auth NY & NJ 5% 1/15/2034 (c)	3,485,000	3,735,581
Port Auth NY & NJ 5% 1/15/2035 (c)	2,000,000	2,130,088
Port Auth NY & NJ 5% 1/15/2036 (c)	1,000,000	1,057,012
Port Auth NY & NJ 5% 1/15/2037 (c)	1,000,000	1,050,404
Port Auth NY & NJ 5% 1/15/2039 (c)	2,390,000	2,484,307
Port Auth NY & NJ 5% 1/15/2040 (c)	5,000,000	5,175,734
Port Auth NY & NJ 5% 1/15/2041 (c)	6,350,000	6,574,529
Port Auth NY & NJ 5% 1/15/2042 (c)	4,100,000	4,238,447
Port Auth NY & NJ Series 193, 5% 10/15/2029 (c)	3,650,000	3,669,734
Port Auth NY & NJ Series 223, 4% 7/15/2039 (c)	2,175,000	2,119,856
Port Auth NY & NJ Series 226, 5% 10/15/2033 (c)	1,350,000	1,435,690
Port Auth NY & NJ Series 227, 2% 10/1/2033 (c)	19,565,000	15,284,097
Port Auth NY & NJ Series 231, 5% 8/1/2033 (c)	12,500,000	13,395,903
Port Auth NY & NJ Series 231, 5% 8/1/2034 (c)	7,095,000	7,555,460
Port Auth NY & NJ Series 238, 5% 7/15/2039 (c)	3,150,000	3,274,342
Port Auth NY & NJ Series 242, 5% 12/1/2036 (c)	1,750,000	1,846,632
Port Auth NY & NJ Series 242, 5% 12/1/2037 (c)	2,200,000	2,308,131
Port Auth NY & NJ Series 242, 5% 12/1/2038 (c)	2,000,000	2,087,441
Port Auth NY & NJ Series 242, 5% 12/1/2039 (c)	4,150,000	4,306,710
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2036 (c)	1,080,000	1,112,928
		86,995,917
TOTAL NEW JERSEY,NEW YORK		86,995,917
New Mexico - 0.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	45,315,000	47,872,878
Health Care - 0.0%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) 5% tender 8/1/2049 (b)	8,245,000	8,288,882
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	1,380,000	1,381,236
TOTAL NEW MEXICO		57,542,996
New York - 5.7%
Education - 0.1%
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2025	2,430,000	2,440,523
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2032	1,810,000	1,852,530
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2033	900,000	915,922
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2034	255,000	258,207
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	1,840,000	1,894,832
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2032	1,250,000	1,359,055
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2034	2,300,000	2,473,346
		11,194,415
Electric Utilities - 0.3%
Long Island Pwr Auth NY Elec 1% 9/1/2025	28,250,000	27,911,359
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	9,325,000	9,058,152
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2035	800,000	884,474
		37,853,985
Escrowed/Pre-Refunded - 0.0%
New York State Dormitory Authority Series 2021E, 5% 3/15/2036 (Pre-refunded to 3/15/2032 at 100)	5,000	5,606
General Obligations - 0.5%
City of New York NY Gen. Oblig. 5% 3/1/2042	5,410,000	5,651,421
City of New York NY Gen. Oblig. 5% 8/1/2033	2,350,000	2,599,200
City of New York NY Gen. Oblig. 5% 8/1/2033	2,000,000	2,159,255
City of New York NY Gen. Oblig. 5% 8/1/2033	1,800,000	1,990,877
City of New York NY Gen. Oblig. 5% 8/1/2034	1,750,000	1,925,252
City of New York NY Gen. Oblig. 5% 8/1/2035	2,250,000	2,461,525
City of New York NY Gen. Oblig. 5% 8/1/2036	1,570,000	1,708,015
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2033	2,500,000	2,699,068
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2034	3,310,000	3,559,099
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 4% 10/1/2035	2,395,000	2,417,067
City of New York NY Gen. Oblig. Series FISCAL 2021 SUB B 1, 5% 11/1/2032	5,800,000	6,301,850
City of New York NY Gen. Oblig. Series FISCAL 2022A SUB A 1, 4% 8/1/2040	8,210,000	8,024,926
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5% 5/1/2035	1,540,000	1,682,364
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5% 10/1/2031	1,500,000	1,659,935
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5% 10/1/2033	1,000,000	1,107,351
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2034	5,000,000	5,613,604
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2035	6,000,000	6,694,444
East Hampton NY Un Free Sh Dis 2.25% 6/1/2028	2,075,000	1,965,635
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 5% 7/15/2037	2,000,000	2,075,223
		62,296,111
Health Care - 0.0%
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2019 B3, 5% tender 5/1/2048 (b)	4,055,000	4,099,260
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,000,119
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2035 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,488,006
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2036 (Assured Guaranty Municipal Corp Insured)	1,635,000	1,609,703
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (d)	1,360,000	1,193,340
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (d)	2,155,000	1,782,640
		11,173,068
Housing - 1.3%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	2,890,000	2,921,263
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	23,055,000	23,215,652
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	38,285,000	38,676,629
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) 0.75% 11/1/2025	3,920,000	3,839,889
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021D 2, 0.65% tender 11/1/2056 (b)	2,545,000	2,493,821
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021E 2, 0.65% tender 11/1/2056 (b)	4,270,000	4,196,613
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2022 B 2, 2.5% tender 11/1/2060 (b)	20,370,000	19,932,662
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	2,655,000	2,530,349
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	18,855,000	17,898,209
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	1,670,000	1,671,664
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	3,095,000	3,108,277
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (b)	7,970,000	7,905,560
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.7% tender 11/1/2060 (b)	2,320,000	2,302,731
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	18,545,000	18,628,753
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.25% 11/1/2036	2,305,000	1,818,687
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	9,820,000	10,017,888
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	700,000	695,791
		161,854,438
Industrial Development - 0.2%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	12,380,000	12,338,089
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	11,925,000	11,839,724
		24,177,813
Special Tax - 1.6%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2032	3,885,000	4,010,472
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2035	7,285,000	7,483,007
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2035	4,000,000	4,515,514
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2036	2,500,000	2,790,569
New York City Transitional Finance Authority 5% 11/1/2034 (i)	1,295,000	1,455,205
New York City Transitional Finance Authority 5% 11/1/2035 (i)	5,000,000	5,614,497
New York City Transitional Finance Authority 5% 11/1/2036 (i)	11,500,000	12,836,615
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2032	9,175,000	9,625,190
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2035	7,520,000	7,849,765
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2036	1,000,000	1,087,334
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	3,300,000	3,453,914
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2035	8,400,000	8,768,354
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2036	6,555,000	6,824,877
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2036	1,075,000	1,086,699
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2035	3,000,000	3,051,854
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2036	8,615,000	8,708,760
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 D SUB D1, 5% 11/1/2034	5,910,000	6,474,567
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2037	10,335,000	11,269,226
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2040	9,325,000	9,990,957
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2032	13,810,000	14,524,629
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2036	10,000,000	10,106,882
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020 A, 4% 3/15/2034	3,055,000	3,121,386
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2033	3,825,000	4,227,315
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2036	9,140,000	9,939,746
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	2,640,000	2,793,430
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2039	3,000,000	3,269,726
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2036	11,720,000	12,745,495
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2037	5,500,000	5,514,359
New York State Urban Development Corp (New York State Pit Proj.) 5% 3/15/2036	7,610,000	8,165,263
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2034	7,250,000	8,019,271
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2027	1,330,000	1,343,815
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2040	3,915,000	3,929,034
NY Mta Dedicated Tax Fund Series 2022A, 5% 11/15/2034	735,000	814,416
NY Payroll Mobility Tax 4% 11/15/2033	1,430,000	1,506,580
NY Payroll Mobility Tax 4% 11/15/2034	285,000	298,620
NY Payroll Mobility Tax 5% 11/15/2034	1,070,000	1,191,818
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2040	835,000	903,761
		209,312,922
Transportation - 1.7%
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2025	3,480,000	3,519,685
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033 (h)	9,795,000	6,946,788
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	1,900,000	1,990,719
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2033	6,725,000	6,991,050
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2035	1,770,000	1,757,239
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2026	5,975,000	6,172,670
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	4,435,000	4,660,138
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	4,315,000	4,521,027
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2033	6,955,000	7,230,149
Metropolitan Transn Auth NY Rv Series 2020 D, 5% 11/15/2043	2,500,000	2,554,735
Metropolitan Transn Auth NY Rv Series A 1, 5% 11/15/2031	2,000,000	2,064,019
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2030	1,275,000	1,284,307
Metropolitan Transn Auth NY Rv Series D 1, 5% 11/15/2033	4,015,000	4,038,352
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2034 (c)	2,500,000	2,551,264
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4% 10/1/2030 (c)	8,000,000	7,933,297
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2035 (c)	11,390,000	11,724,892
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (c)	25,350,000	27,846,477
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2028 (c)	1,220,000	1,270,591
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2030 (c)	1,900,000	1,997,630
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2033 (c)	1,800,000	1,868,286
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2039	1,350,000	1,279,584
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2040	1,500,000	1,416,501
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2041	1,450,000	1,348,293
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2028	950,000	1,002,384
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2029	950,000	1,012,578
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	750,000	806,253
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2031	950,000	1,017,907
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2032	1,125,000	1,201,182
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2033	2,640,000	2,808,494
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2034	1,600,000	1,696,266
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2035	1,500,000	1,585,708
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2036	1,700,000	1,790,457
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2037	1,755,000	1,841,858
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2038	1,500,000	1,569,568
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (c)	8,980,000	9,291,207
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2028 (c)	2,400,000	2,499,522
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (c)	8,050,000	8,486,983
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (c)	9,440,000	9,905,687
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (c)	10,315,000	10,769,083
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (c)	5,155,000	5,355,337
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (c)	3,515,000	3,631,833
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (c)	9,375,000	9,630,404
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2037 (c)	2,470,000	2,635,724
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2038 (c)	3,125,000	3,317,268
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2041 (c)	2,250,000	2,349,730
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (c)	8,155,000	8,156,036
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5.25% 1/1/2050 (c)	13,305,000	13,304,469
		218,633,631
TOTAL NEW YORK		736,501,989
North Carolina - 0.9%
Education - 0.1%
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2032	1,000,000	1,001,723
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2033	1,000,000	995,075
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2034	1,800,000	1,774,902
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2026	275,000	279,807
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2027	400,000	412,664
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2028	415,000	433,334
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2029	525,000	552,776
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2030	560,000	593,654
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2030 (c)	1,110,000	1,182,050
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2031 (c)	2,450,000	2,625,284
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2032 (c)	2,750,000	2,957,206
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2033 (c)	2,750,000	2,959,034
		15,767,509
General Obligations - 0.1%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	4,025,000	3,283,371
Charlotte NC Gen. Oblig. 2% 6/1/2036	2,190,000	1,726,334
Charlotte NC Gen. Oblig. 2% 6/1/2037	2,500,000	1,916,127
Forsyth Cnty NC Gen. Oblig. 1.625% 3/1/2034	2,815,000	2,255,010
Iredell Cnty NC Series 2025, 5% 4/1/2036	3,930,000	4,479,190
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	5,475,000	5,024,101
		18,684,133
Health Care - 0.2%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	165,000	165,708
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	4,430,000	4,708,787
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	2,125,000	1,698,171
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	17,085,000	16,942,208
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (b)	3,100,000	3,145,112
North Carolina Med Care Retirement Fac Rev (Penick Village Proj.) 5% 9/1/2034	900,000	909,639
		27,569,625
Housing - 0.2%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) 3.75% 7/1/2052	7,580,000	7,582,786
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	4,915,000	5,320,195
North Carolina Housing Finance Agency (NC Homeownership Adopted May 1, 1998 Sf&Mf Wl Open Proj.) Series 57 A, 6.25% 1/1/2056	8,000,000	8,931,879
		21,834,860
Industrial Development - 0.2%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 3.15% 11/1/2033 VRDN (b)(c)	19,500,000	19,500,000
Transportation - 0.1%
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2026 (c)	3,950,000	4,023,741
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (c)	1,500,000	1,549,492
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2028 (c)	1,875,000	1,962,617
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2029 (c)	1,500,000	1,584,335
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2030 (c)	1,320,000	1,406,586
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2031 (c)	1,350,000	1,436,636
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2032 (c)	1,100,000	1,164,524
		13,127,931
TOTAL NORTH CAROLINA		116,484,058
North Dakota - 0.2%
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 3% 12/1/2039 (Assured Guaranty Municipal Corp Insured)	4,360,000	3,566,507
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2038	1,250,000	1,141,130
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2040	5,675,000	5,066,407
		9,774,044
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	3,170,000	3,117,551
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 4% 1/1/2053	6,895,000	6,935,347
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	1,745,000	1,891,698
		11,944,596
TOTAL NORTH DAKOTA		21,718,640
Ohio - 2.0%
Education - 0.1%
Miami Univ. OH Series 2020A, 5% 9/1/2030	140,000	153,161
Miami Univ. OH Series 2020A, 5% 9/1/2031	950,000	1,033,985
Miami Univ. OH Series 2020A, 5% 9/1/2033	1,770,000	1,908,859
Miami Univ. OH Series 2020A, 5% 9/1/2034	2,500,000	2,689,504
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2034	35,000	36,592
University Cincinnati OH Gen Series 2024D, 5% 6/1/2036	3,405,000	3,738,977
University Cincinnati OH Gen Series 2024D, 5% 6/1/2037	1,625,000	1,776,757
Youngstown St Univ Ohio Gen Rcpts Series 2021, 3% 12/15/2033 (Assured Guaranty Municipal Corp Insured)	1,930,000	1,767,958
		13,105,793
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2017A, 5% 2/15/2036	5,000,000	5,189,740
American Mun Pwr Rev Series 2021A, 4% 2/15/2036	4,045,000	4,063,039
American Mun Pwr Rev Series 2021A, 4% 2/15/2037	3,000,000	2,987,714
American Mun Pwr Rev Series 2021A, 4% 2/15/2038	235,000	232,754
American Mun Pwr Rev Series 2021A, 5% 2/15/2033	2,750,000	2,962,117
American Mun Pwr Rev Series 2021A, 5% 2/15/2034	4,000,000	4,294,362
American Mun Pwr Rev Series 2021A, 5% 2/15/2035	2,715,000	2,907,116
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005B, 3.7% 7/1/2028 (c)	13,000,000	12,971,262
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005C, 3.7% 4/1/2028 (c)	5,355,000	5,348,033
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005D, 3.7% 10/1/2028 (c)	7,500,000	7,476,435
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(c)	4,440,000	4,483,734
		52,916,306
Escrowed/Pre-Refunded - 0.0%
Columbus OH City Sch Dist 5% 12/1/2032 (Pre-refunded to 6/1/2026 at 100)	280,000	286,562
General Obligations - 0.0%
Columbus OH City Sch Dist 5% 12/1/2032	1,490,000	1,516,946
State of Ohio Gen. Oblig. Series 2021 A, 5% 6/15/2033	2,300,000	2,528,881
		4,045,827
Health Care - 0.7%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2034	970,000	944,141
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2035	1,000,000	966,342
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2036	1,000,000	954,692
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2032	700,000	732,434
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2029	2,290,000	2,466,300
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2030	2,290,000	2,473,944
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2025	2,395,000	2,395,258
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2026	2,515,000	2,515,137
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	2,640,000	2,640,298
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	2,770,000	2,769,982
Franklin Cnty OH Hosp Facs Rev (Nationwide Children's Hospital Proj.) Series 2016 C, 5% 11/1/2025	1,940,000	1,962,553
Franklin Cnty OH Hosp Facs Rev (Nationwide Children's Hospital Proj.) Series 2016 C, 5% 11/1/2026	2,040,000	2,102,574
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2031	1,000,000	1,045,576
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2032	1,000,000	1,042,117
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2033	1,000,000	1,038,903
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2026	560,000	573,510
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	3,005,000	3,020,688
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2044	6,580,000	6,432,537
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	4,500,000	4,391,128
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	5,475,000	5,363,703
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2035	20,180,000	22,579,324
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2027	2,495,000	2,585,241
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2029	4,855,000	5,099,801
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	2,250,000	2,273,087
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	3,000,000	3,082,497
		81,451,767
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	430,000	435,420
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	6,100,000	6,636,106
		7,071,526
Special Tax - 0.4%
Cleveland Ohio Income Tax Rev Series 2021 A 1, 3% 10/1/2038	1,205,000	1,051,235
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2037	390,000	426,969
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2038	7,160,000	7,802,118
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2039	10,000,000	10,825,630
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2040	5,375,000	5,783,156
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2041	5,785,000	6,182,295
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2042	12,000,000	12,752,590
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2033	2,000,000	2,126,121
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2035	1,000,000	1,055,218
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2036	1,180,000	1,240,914
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	970,000	919,795
		50,166,041
Tobacco Bonds - 0.0%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,290,000	2,375,123
Transportation - 0.2%
Cleveland OH Arpt Sys Rev Series 2016 A, 5% 1/1/2030 (Assured Guaranty Municipal Corp Insured)	1,940,000	1,941,404
Columbus OH Regl Arpt Au Rev 5% 1/1/2035 (c)	3,000,000	3,231,048
Columbus OH Regl Arpt Au Rev 5% 1/1/2036 (c)	3,715,000	3,980,226
Columbus OH Regl Arpt Au Rev 5% 1/1/2037 (c)	8,200,000	8,726,652
Columbus OH Regl Arpt Au Rev 5% 1/1/2038 (c)	12,000,000	12,679,933
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	2,860,000	3,086,466
		33,645,729
Water & Sewer - 0.1%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	1,175,000	1,010,286
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2038	2,505,000	2,661,024
Ohio Water Development Authority 5% 12/1/2040	1,065,000	1,151,330
Ohio Water Development Authority Series 2024 B, 5% 12/1/2032	605,000	682,197
Ohio Water Development Authority Series 2024 B, 5% 12/1/2033	875,000	990,549
Ohio Water Development Authority Series 2024 B, 5% 12/1/2034	1,000,000	1,137,994
Ohio Water Development Authority Series 2024 B, 5% 6/1/2032	570,000	639,942
Ohio Water Development Authority Series 2024 B, 5% 6/1/2033	500,000	564,110
Ohio Water Development Authority Series 2024 B, 5% 6/1/2034	605,000	686,907
		9,524,339
TOTAL OHIO		254,589,013
Oklahoma - 0.5%
Education - 0.1%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 4% 8/1/2033	2,645,000	2,537,776
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 4% 8/1/2034	2,755,000	2,621,227
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2025	930,000	931,980
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	540,000	546,380
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2027	680,000	695,749
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2028	725,000	746,559
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2029	755,000	780,435
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2030	1,370,000	1,410,231
		10,270,337
General Obligations - 0.2%
Canadian County Educational Facilities Authority (Mustang Public Schools Proj.) 5% 9/1/2026	2,015,000	2,067,452
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2032	1,000,000	1,103,532
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2034	1,750,000	1,950,842
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2035	1,650,000	1,832,447
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2036	1,250,000	1,379,438
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2037	1,000,000	1,095,866
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2032	6,325,000	6,973,122
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2033	2,500,000	2,774,369
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2034	1,000,000	1,115,460
		20,292,528
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	1,105,000	1,203,726
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	1,255,000	1,397,274
		2,601,000
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2025	1,020,000	1,030,811
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2026	1,455,000	1,468,922
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2027	1,155,000	1,165,318
		3,665,051
Transportation - 0.2%
Oklahoma St Tpk Auth Tpk Rev * 1/1/2037 (i)	3,000,000	3,284,044
Oklahoma St Tpk Auth Tpk Rev * 1/1/2040 (i)	2,250,000	2,415,876
Oklahoma St Tpk Auth Tpk Rev * 1/1/2041 (i)	2,000,000	2,125,432
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2036	3,000,000	3,373,250
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2037	4,500,000	5,017,851
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2038	8,000,000	8,856,625
		25,073,078
TOTAL OKLAHOMA		61,901,994
Oregon - 1.5%
General Obligations - 0.0%
Clackamas Cnty Ore Gen. Oblig. 1.625% 6/1/2037	1,195,000	834,391
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020 B, 3% 6/15/2033 (Oregon St Guaranteed)	1,000,000	947,185
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2030 (Oregon St Guaranteed)	2,915,000	3,029,789
		4,811,365
Health Care - 0.3%
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2034	8,370,000	9,060,289
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2035	1,400,000	1,507,817
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2036	1,755,000	1,881,960
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2038	2,000,000	2,158,737
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2041	1,525,000	1,611,610
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2042	1,375,000	1,445,637
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2043	1,455,000	1,525,112
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2044	1,375,000	1,437,109
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	12,940,000	13,727,951
		34,356,222
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	2,630,000	2,074,605
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2022 A, 4% 7/1/2051	6,140,000	6,176,198
		8,250,803
Transportation - 1.1%
Port of Portland Arpt Rev 4% 7/1/2035 (c)	3,000,000	2,944,035
Port of Portland Arpt Rev 4% 7/1/2039 (c)	2,545,000	2,429,531
Port of Portland Arpt Rev 5% 7/1/2025 (c)	800,000	803,686
Port of Portland Arpt Rev 5% 7/1/2026 (c)	1,300,000	1,325,284
Port of Portland Arpt Rev 5% 7/1/2027 (c)	1,090,000	1,128,354
Port of Portland Arpt Rev 5% 7/1/2029	1,155,000	1,218,579
Port of Portland Arpt Rev 5% 7/1/2029	1,000,000	1,058,867
Port of Portland Arpt Rev 5% 7/1/2033	785,000	846,499
Port of Portland Arpt Rev 5% 7/1/2036 (c)	8,655,000	8,979,751
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2034 (c)	5,500,000	5,954,831
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2035 (c)	11,655,000	12,542,900
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2036 (c)	9,075,000	9,708,842
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2037 (c)	12,175,000	12,937,700
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2034 (c)	1,725,000	1,867,651
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2035 (c)	3,835,000	4,127,158
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2036 (c)	3,655,000	3,910,283
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2037 (c)	4,230,000	4,494,988
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2031 (c)	1,000,000	1,018,933
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2032 (c)	2,795,000	2,844,721
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2030 (c)	12,085,000	12,870,298
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2031 (c)	12,035,000	12,902,223
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2033 (c)	9,960,000	10,763,346
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2034 (c)	2,730,000	2,935,065
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2038 (c)	2,680,000	2,815,815
Port of Portland Arpt Rev Series TWENTY NINE, 5.25% 7/1/2040 (c)	19,745,000	21,007,406
Port of Portland Arpt Rev Series TWENTY THREE, 5% 7/1/2027	1,475,000	1,481,138
		144,917,884
TOTAL OREGON		192,336,274
Pennsylvania - 3.6%
Education - 0.5%
Allegheny Cnty High Ed Bldg Auth (Carnegie-Mellon Univ, PA Proj.) Series 2024A, 5% 8/1/2027	17,865,000	18,748,533
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2036	825,000	826,139
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2037	1,000,000	992,990
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2038	1,050,000	1,037,679
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2039	2,000,000	1,965,648
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2040	2,115,000	2,062,939
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (f)(g)	2,445,000	1,173,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (f)(g)	5,005,000	2,402,400
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (f)(g)	5,575,000	2,676,000
Northampton Cnty PA Gen Purp Ath (Lehigh Univ, PA Proj.) Series 2024 A, 5% 11/15/2034	7,605,000	8,625,525
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2029 (c)	3,800,000	3,933,287
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2030 (c)	8,600,000	8,911,191
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2031 (c)	4,900,000	5,086,187
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2030 (c)	2,365,000	2,483,053
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2032 (c)	2,000,000	2,100,860
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2033 (c)	1,875,000	1,966,879
Pennsylvania St Univ Series 2023, 5% 9/1/2038	750,000	816,416
Pennsylvania St Univ Series 2023, 5% 9/1/2039	750,000	812,753
Pennsylvania St Univ Series 2023, 5% 9/1/2040	1,500,000	1,623,990
		68,246,069
Electric Utilities - 0.1%
Philadelphia PA Gas Wks Rev Series 15TH, 5% 8/1/2025	775,000	779,729
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2041 (Assured Guaranty Municipal Corp Insured)	2,330,000	2,561,103
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2043 (Assured Guaranty Municipal Corp Insured)	3,750,000	4,031,580
		7,372,412
Escrowed/Pre-Refunded - 0.0%
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2028 (Pre-refunded to 12/1/2026 at 100)	835,000	864,697
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2033 (Pre-refunded to 12/1/2026 at 100)	895,000	926,832
		1,791,529
General Obligations - 1.0%
Pennsylvania St Gen. Oblig. Series 2016, 4% 2/1/2032	6,490,000	6,517,380
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	16,970,000	16,763,473
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	25,255,000	25,079,279
Philadelphia PA Gen. Oblig. 5% 8/1/2027	2,915,000	2,932,099
Philadelphia PA Gen. Oblig. 5% 8/1/2029	10,165,000	10,220,209
Philadelphia PA Gen. Oblig. 5% 8/1/2030	10,705,000	10,768,870
Philadelphia PA Gen. Oblig. 5% 8/1/2031	11,280,000	11,346,169
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	3,225,000	3,313,082
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2026	1,180,000	1,200,139
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2027	1,500,000	1,555,673
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2028	2,250,000	2,371,870
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2029	2,425,000	2,593,636
Philadelphia PA Sch Dist 5% 9/1/2029	3,070,000	3,271,895
Philadelphia PA Sch Dist 5% 9/1/2033	11,245,000	11,852,540
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	3,675,000	3,879,489
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	1,345,000	1,349,259
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2028	5,265,000	5,425,879
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2033	3,405,000	3,500,092
		123,941,033
Health Care - 0.6%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2025	3,030,000	3,046,468
Doylestown PA Hosp Auth Hosp 5% 7/1/2049	1,350,000	1,351,329
Doylestown PA Hosp Auth Hosp Series 2024, 5% 7/1/2031 (d)	1,500,000	1,568,805
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2051	4,420,000	4,449,122
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 2/15/2026	3,205,000	3,259,865
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	1,385,000	1,357,617
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	1,495,000	1,453,748
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2032	4,670,000	4,415,829
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	7,560,000	6,889,570
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	3,490,000	3,028,201
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2030	1,250,000	1,326,447
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	2,500,000	2,644,475
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2033	1,370,000	1,441,223
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,045,000	1,088,563
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2042	3,000,000	3,078,327
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023A SUB A1, 5% 5/15/2031	17,825,000	19,231,236
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5.25% 11/1/2041	3,000,000	3,218,266
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2027	1,165,000	1,221,324
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2028	1,215,000	1,262,884
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2030	2,090,000	2,170,866
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B2, 3.45% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	5,000,000	5,000,000
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2038	2,890,000	3,000,825
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2034	1,630,000	1,817,723
		77,322,713
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.35% 10/1/2040	1,250,000	924,526
Special Tax - 0.0%
Southeastern PA Transn Auth Rev 5% 6/1/2033	1,000,000	1,112,965
Southeastern PA Transn Auth Rev 5% 6/1/2034	1,000,000	1,107,021
Southeastern PA Transn Auth Rev 5% 6/1/2035	1,750,000	1,927,712
Southeastern PA Transn Auth Rev 5% 6/1/2036	2,500,000	2,739,184
		6,886,882
Transportation - 1.3%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2033 (c)	3,635,000	3,817,623
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (c)	31,125,000	31,213,166
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (c)	14,945,000	14,947,453
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2034 (Assured Guaranty Municipal Corp Insured) (c)	1,730,000	1,845,954
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2035 (Assured Guaranty Municipal Corp Insured) (c)	2,000,000	2,125,741
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2036 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	1,085,072
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2037 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	1,079,074
Pennsylvania Turnpike Commission 4% 12/1/2038	1,040,000	1,039,913
Pennsylvania Turnpike Commission 5% 12/1/2029	1,455,000	1,522,237
Pennsylvania Turnpike Commission 5% 12/1/2033	5,465,000	6,119,993
Pennsylvania Turnpike Commission 5% 12/1/2033	4,350,000	4,871,358
Pennsylvania Turnpike Commission 5% 12/1/2034	3,250,000	3,654,971
Pennsylvania Turnpike Commission 5% 12/1/2034	3,125,000	3,514,395
Pennsylvania Turnpike Commission 5% 12/1/2034	970,000	1,002,747
Pennsylvania Turnpike Commission 5% 12/1/2036	2,850,000	3,180,754
Pennsylvania Turnpike Commission 5% 12/1/2037	1,300,000	1,405,640
Pennsylvania Turnpike Commission 5% 12/1/2038	4,500,000	4,936,916
Pennsylvania Turnpike Commission 5% 12/1/2038	4,100,000	4,498,079
Pennsylvania Turnpike Commission 5% 12/1/2039	3,250,000	3,535,602
Pennsylvania Turnpike Commission 5% 12/1/2039	2,350,000	2,556,512
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2033	2,095,000	2,310,203
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2034	1,750,000	1,921,051
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2035	1,750,000	1,913,606
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028 (e)	995,000	1,027,673
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2033 (e)	1,215,000	1,278,359
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2032	3,205,000	3,585,640
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2033	12,980,000	14,532,973
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2034	5,325,000	5,892,770
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2035	1,425,000	1,570,405
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2041	3,700,000	3,898,424
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2042	5,000,000	5,226,777
Philadelphia PA Airport Rev 5% 7/1/2026 (c)	2,950,000	3,016,116
Philadelphia PA Airport Rev 5% 7/1/2029 (c)	1,200,000	1,232,780
Philadelphia PA Airport Rev 5% 7/1/2030 (c)	1,720,000	1,764,073
Philadelphia PA Airport Rev 5% 7/1/2031 (c)	2,430,000	2,488,634
Philadelphia PA Airport Rev Series 2017 B, 5% 7/1/2035 (c)	800,000	814,146
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2035	2,000,000	2,023,011
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2036	3,500,000	3,517,149
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2036 (c)	2,750,000	2,870,445
		158,837,435
Water & Sewer - 0.1%
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2040	1,000,000	1,076,529
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2042	3,000,000	3,191,970
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2043	2,085,000	2,209,735
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2035	1,110,000	1,218,277
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2037	2,000,000	2,180,439
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2038	1,500,000	1,624,668
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2039	1,850,000	1,994,232
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2038 (Assured Guaranty Municipal Corp Insured)	570,000	597,255
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2031 (Assured Guaranty Municipal Corp Insured)	1,855,000	2,054,053
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2033 (Assured Guaranty Municipal Corp Insured)	1,250,000	1,405,688
		17,552,846
TOTAL PENNSYLVANIA		462,875,445
Puerto Rico - 0.4%
General Obligations - 0.3%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	27,122,170	26,555,165
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	9,725,000	9,290,064
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.375% 7/1/2025	2,364,228	2,374,744
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	4,097,403	4,389,175
		42,609,148
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (d)	1,500,000	1,540,342
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (d)	5,185,000	5,322,056
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2037 (d)	3,620,000	3,728,706
		10,591,104
TOTAL PUERTO RICO		53,200,252
Rhode Island - 0.7%
Education - 0.2%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2034	475,000	525,408
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2037	2,255,000	2,448,134
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2039	1,845,000	1,975,592
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2033	315,000	348,933
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2034	375,000	412,921
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2035	350,000	383,696
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2037	400,000	433,860
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2038	350,000	378,139
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2039	395,000	423,795
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2040	600,000	640,634
Rhode Island St Student Ln 3.5% 12/1/2034 (c)	1,440,000	1,346,222
Rhode Island St Student Ln 5% 12/1/2026 (c)	2,100,000	2,145,803
Rhode Island St Student Ln 5% 12/1/2027 (c)	1,500,000	1,547,742
Rhode Island St Student Ln 5% 12/1/2028 (c)	1,750,000	1,815,886
Rhode Island St Student Ln 5% 12/1/2029 (c)	1,875,000	1,962,269
Rhode Island St Student Ln 5% 12/1/2029 (c)	1,650,000	1,730,386
Rhode Island St Student Ln 5% 12/1/2030 (c)	1,125,000	1,171,794
Rhode Island St Student Ln 5% 12/1/2031 (c)	1,575,000	1,656,536
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (c)	520,000	516,368
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2032 (c)	5,100,000	5,363,171
		27,227,289
General Obligations - 0.3%
Rhode Island & Providence Plantations (Rhode Island St Proj.) Gen. Oblig. Series 2019 A, 4% 5/1/2035	2,160,000	2,185,900
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2036 (Build America Mutual Assurance Co Insured)	1,410,000	1,555,643
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2037 (Build America Mutual Assurance Co Insured)	2,180,000	2,389,133
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2038 (Build America Mutual Assurance Co Insured)	835,000	909,009
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2040 (Build America Mutual Assurance Co Insured)	1,450,000	1,577,675
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2043 (Build America Mutual Assurance Co Insured)	730,000	782,010
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2044 (Build America Mutual Assurance Co Insured)	1,825,000	1,950,650
Rhode Island Health and Educational Building Corp (Providence RI Proj.) Series 2015A, 5% 5/15/2025 (Assured Guaranty Municipal Corp Insured)	7,985,000	8,002,888
Rhode Island St Gen. Oblig. Series 2022A, 5% 8/1/2035	10,110,000	11,133,843
		30,486,751
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	10,630,000	10,660,426
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	320,000	316,540
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2034	6,100,000	6,557,370
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2035	1,320,000	1,414,602
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2037	735,000	779,723
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2038	880,000	928,729
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2040	735,000	767,500
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2041	800,000	829,979
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2043	790,000	813,305
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2044	550,000	564,954
		23,633,128
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	985,000	987,844
Tobacco Bonds - 0.0%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	1,770,000	1,773,565
Tobacco Setlement Fing Corp RI Series SER A, 5% 6/1/2028	2,330,000	2,334,554
		4,108,119
TOTAL RHODE ISLAND		86,443,131
South Carolina - 1.6%
Electric Utilities - 0.6%
South Carolina St Svc Auth Rev 4% 12/1/2033	900,000	903,598
South Carolina St Svc Auth Rev 4% 12/1/2034	4,000,000	3,996,792
South Carolina St Svc Auth Rev 4% 12/1/2035	500,000	494,947
South Carolina St Svc Auth Rev 4% 12/1/2037	2,000,000	1,948,494
South Carolina St Svc Auth Rev 5% 12/1/2031	2,800,000	3,038,840
South Carolina St Svc Auth Rev 5% 12/1/2034	500,000	557,149
South Carolina St Svc Auth Rev 5% 12/1/2036	1,900,000	2,091,870
South Carolina St Svc Auth Rev 5% 12/1/2037	2,125,000	2,318,642
South Carolina St Svc Auth Rev 5% 12/1/2037	1,625,000	1,773,079
South Carolina St Svc Auth Rev 5% 12/1/2038	4,500,000	4,870,653
South Carolina St Svc Auth Rev 5% 12/1/2038	3,000,000	3,247,102
South Carolina St Svc Auth Rev 5% 12/1/2039	4,030,000	4,332,381
South Carolina St Svc Auth Rev 5% 12/1/2039	1,325,000	1,424,418
South Carolina St Svc Auth Rev 5% 12/1/2040	1,625,000	1,742,782
South Carolina St Svc Auth Rev 5.25% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	1,200,000	1,338,392
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	6,810,000	7,185,665
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	2,000,000	1,872,018
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2035	5,000,000	5,525,044
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2036	6,500,000	7,129,624
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2038	7,000,000	7,553,303
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2041	1,000,000	1,062,390
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	2,975,000	3,084,393
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	6,250,000	6,349,718
South Carolina St Svc Auth Rev Series B, 5% 12/1/2036	9,330,000	9,465,982
		83,307,276
Escrowed/Pre-Refunded - 0.0%
South Carolina St Ports Auth Series 2015, 5% 7/1/2045 (Pre-refunded to 7/1/2025 at 100) (c)	1,000,000	1,004,414
General Obligations - 0.2%
Beaufort Cnty SC Sch Dist Series 2021 A, 2% 3/1/2034	3,890,000	3,204,217
Patriots Energy Group Financing Agency Series 2023 SUB B 1, 5.25% tender 2/1/2054 (Royal Bank of Canada Guaranteed) (b)	21,845,000	23,360,742
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2027	3,885,000	3,894,377
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2029	3,155,000	3,160,617
		33,619,953
Health Care - 0.6%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.75% 11/15/2054	2,500,000	2,602,404
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2034	15,850,000	17,466,736
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2035	11,250,000	12,322,151
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2036	14,000,000	15,217,132
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2037	7,775,000	8,378,258
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2038	17,650,000	18,899,600
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) 5% 2/1/2026	1,650,000	1,673,634
		76,559,915
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	1,630,000	1,638,580
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2020 A, 4% 7/1/2050	1,595,000	1,603,133
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	3,745,000	4,070,830
		7,312,543
Transportation - 0.1%
South Carolina St Ports Auth Series 2018, 5% 7/1/2028 (c)	2,235,000	2,333,126
South Carolina St Ports Auth Series 2018, 5% 7/1/2030 (c)	4,790,000	4,959,397
South Carolina St Ports Auth Series 2018, 5% 7/1/2033 (c)	2,150,000	2,207,468
		9,499,991
TOTAL SOUTH CAROLINA		211,304,092
South Dakota - 0.1%
Health Care - 0.0%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2027	365,000	379,040
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2033	1,700,000	1,749,797
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	1,360,000	1,394,901
South Dakota St Hlth & Edl Fac (Sanford Health, SD Proj.) 5% 11/1/2026	195,000	195,281
		3,719,019
Housing - 0.1%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2021 A, 3% 11/1/2051	2,490,000	2,454,034
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	2,520,000	2,729,622
		5,183,656
TOTAL SOUTH DAKOTA		8,902,675
Tennessee - 0.7%
Education - 0.2%
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	615,000	662,478
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	450,000	482,438
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	500,000	533,577
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	500,000	527,532
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	425,000	445,467
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 4.5% 7/1/2046 (Build America Mutual Assurance Co Insured)	1,180,000	1,147,594
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,125,000	1,192,582
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	2,240,000	2,312,656
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	1,200,000	1,222,830
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024A 1, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	550,000	595,321
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2034	2,190,000	2,494,232
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2035	5,500,000	6,197,491
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2036	835,000	934,916
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2037	1,000,000	1,111,861
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2038	750,000	828,596
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2039	1,000,000	1,097,886
		21,787,457
General Obligations - 0.3%
County of Williamson TN Gen. Oblig. 3.05% 4/1/2034	1,680,000	1,575,290
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2017, 4% 7/1/2031	17,400,000	17,548,655
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2018, 4% 7/1/2034	6,000,000	6,044,029
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	1,100,000	1,011,040
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2034 (h)	1,000,000	661,620
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2035 (h)	1,100,000	689,534
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2036 (h)	1,000,000	594,671
Tennessee Engy Acq Crp Gas Rev Series 2018, 4% tender 11/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	10,670,000	10,691,225
		38,816,064
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2037	3,040,000	2,934,087
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2029	970,000	1,013,777
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2030	1,165,000	1,214,008
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2025	1,315,000	1,315,000
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2024B, 5% tender 9/1/2049 (b)	15,850,000	16,666,332
		23,143,204
Housing - 0.0%
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) Series ISSUE 2022 1, 3.75% 7/1/2052	4,870,000	4,871,267
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	1,040,000	813,554
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	1,265,000	950,859
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	2,385,000	1,970,455
		8,606,135
Transportation - 0.0%
Memphis-Shelby Cnty TN Arpt Auth Series 2020 B, 5% 7/1/2025 (c)	1,000,000	1,004,734
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2044 (c)	1,190,000	1,206,687
		2,211,421
TOTAL TENNESSEE		94,564,281
Texas - 14.4%
Education - 1.0%
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	1,585,000	1,376,700
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	2,135,000	2,164,968
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	1,395,000	1,412,999
San Antonio TX Ed Facs Corp Rv (Trinity University Proj.) Series 2024 A, 5% 6/1/2033	3,515,000	3,891,062
San Antonio TX Ed Facs Corp Rv (Trinity University Proj.) Series 2024 A, 5% 6/1/2034	23,150,000	25,702,054
Texas A&M Univ Perm Univ Fund 5% 7/1/2037	8,235,000	8,950,197
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	8,030,000	8,680,604
Texas A&M Univ Revs Series 2021 A, 4% 5/15/2034	1,000,000	1,026,288
Texas A&M Univ Revs Series 2022, 5% 5/15/2032	1,000,000	1,122,226
Texas A&M Univ Revs Series 2022, 5% 5/15/2033	1,000,000	1,109,530
Texas A&M Univ Revs Series 2022, 5% 5/15/2034	1,250,000	1,380,026
Texas A&M Univ Revs Series 2022, 5% 5/15/2035	1,000,000	1,098,666
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2029	4,530,000	4,697,199
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2033	1,800,000	2,020,976
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2034	2,250,000	2,542,911
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2035	845,000	959,295
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2036	1,800,000	2,026,311
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2037	1,300,000	1,452,116
Texas Tech Univ Revs Series 2025 A, 5% 2/15/2038	2,250,000	2,497,010
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2030	6,325,000	6,430,484
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	4,105,000	3,438,143
University North Tex Univ Rev Series 2022A, 5% 4/15/2032	540,000	600,485
University North Tex Univ Rev Series 2022A, 5% 4/15/2033	520,000	569,799
University North Tex Univ Rev Series 2022A, 5% 4/15/2034	720,000	782,278
University North Tex Univ Rev Series 2022A, 5% 4/15/2035	755,000	817,260
University North Tex Univ Rev Series 2022A, 5% 4/15/2036	720,000	776,757
University North Tex Univ Rev Series 2022A, 5% 4/15/2037	950,000	1,020,012
University North Tex Univ Rev Series 2022A, 5% 4/15/2038	1,095,000	1,165,859
University North Tex Univ Rev Series 2022A, 5% 4/15/2039	1,190,000	1,259,845
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	1,740,000	1,782,055
University TX Perm Univ Fd Series 2023A, 5% 7/1/2032	13,135,000	14,766,562
University TX Perm Univ Fd Series 2023A, 5% 7/1/2033	9,375,000	10,634,003
		118,154,680
Electric Utilities - 1.0%
City of Georgetown TX Series 2022, 5% 8/15/2031 (Assured Guaranty Municipal Corp Insured)	1,375,000	1,513,499
City of Georgetown TX Series 2022, 5% 8/15/2033 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,637,746
City of Georgetown TX Series 2022, 5% 8/15/2035 (Assured Guaranty Municipal Corp Insured)	1,700,000	1,835,694
City of Georgetown TX Series 2022, 5% 8/15/2036 (Assured Guaranty Municipal Corp Insured)	1,585,000	1,701,132
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2035 (Build America Mutual Assurance Co Insured)	1,750,000	1,901,603
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2036 (Build America Mutual Assurance Co Insured)	1,355,000	1,466,334
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2037 (Build America Mutual Assurance Co Insured)	1,430,000	1,540,938
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,072,755
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,068,344
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,061,847
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2041 (Build America Mutual Assurance Co Insured)	1,240,000	1,309,567
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2042 (Build America Mutual Assurance Co Insured)	1,200,000	1,259,326
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2043 (Build America Mutual Assurance Co Insured)	1,855,000	1,937,985
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,080,391
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2032 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,102,871
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2033 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,108,290
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2034 (Assured Guaranty Municipal Corp Insured)	950,000	1,057,573
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2035 (Assured Guaranty Municipal Corp Insured)	615,000	680,564
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2036 (Assured Guaranty Municipal Corp Insured)	600,000	660,296
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2037 (Assured Guaranty Municipal Corp Insured)	500,000	546,704
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2038 (Assured Guaranty Municipal Corp Insured)	500,000	543,047
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2039 (Assured Guaranty Municipal Corp Insured)	500,000	540,071
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2040 (Assured Guaranty Municipal Corp Insured)	500,000	536,340
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2032	1,500,000	1,588,662
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2033	2,250,000	2,376,515
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2034	2,250,000	2,369,935
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2035	5,575,000	5,854,305
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2036	1,075,000	1,125,607
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2032	4,565,000	4,786,577
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2034	2,430,000	2,531,270
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2036	2,430,000	2,517,486
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2021, 5% 5/15/2025	3,620,000	3,629,034
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022A, 5% 5/15/2032	395,000	436,844
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022A, 5.25% 5/15/2035	1,500,000	1,658,382
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2036 (Assured Guaranty Municipal Corp Insured)	5,915,000	6,555,998
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2037 (Assured Guaranty Municipal Corp Insured)	5,755,000	6,336,070
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2039 (Assured Guaranty Municipal Corp Insured)	7,500,000	8,150,068
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2040 (Assured Guaranty Municipal Corp Insured)	7,000,000	7,562,837
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2041 (Assured Guaranty Municipal Corp Insured)	4,150,000	4,451,469
Lower Colorado River Authority Series 2015D, 5% 5/15/2026	1,360,000	1,363,416
Lower Colorado River Authority Series 2020, 5% 5/15/2026	3,350,000	3,431,390
Lower Colorado River Authority Series B, 5% 5/15/2025	6,615,000	6,631,508
Lower Colorado River Authority Series B, 5% 5/15/2027	2,915,000	2,922,066
Lower Colorado River Authority Series B, 5% 5/15/2028	2,845,000	2,851,720
Lower Colorado River Authority Series B, 5% 5/15/2029	8,255,000	8,273,778
San Antonio TX Elec & Gas Rev 5% 2/1/2029	1,455,000	1,513,348
San Antonio TX Elec & Gas Rev 5% 2/1/2030	970,000	1,007,361
San Antonio TX Elec & Gas Rev 5% 2/1/2031	1,455,000	1,508,942
San Antonio TX Elec & Gas Rev 5% 2/1/2033	1,165,000	1,202,452
San Antonio TX Elec & Gas Rev Series 2019, 5% 2/1/2036	5,980,000	6,325,854
Texas Mun Pwr Agy Rv Series 2021, 3% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	1,125,000	1,034,629
		128,160,440
Escrowed/Pre-Refunded - 0.1%
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2031 (Pre-refunded to 7/1/2025 at 100)	1,165,000	1,171,202
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2034 (Pre-refunded to 7/1/2025 at 100)	1,940,000	1,950,327
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2040 (Pre-refunded to 7/1/2025 at 100)	5,340,000	5,368,427
		8,489,956
General Obligations - 6.2%
Alvin Tex Indpt Sch Dist 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	3,367,877
Alvin Tex Indpt Sch Dist 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,243,068
Alvin Tex Indpt Sch Dist 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	570,000	640,377
Alvin Tex Indpt Sch Dist 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	575,000	640,970
Alvin Tex Indpt Sch Dist 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	700,000	774,199
Alvin Tex Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	775,000	851,431
Alvin Tex Indpt Sch Dist 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,201,810
Alvin Tex Indpt Sch Dist 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	650,000	705,162
Argyle TX Indpt Sch Dist 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,005,000	1,112,456
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2034	1,600,000	1,775,884
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2035	2,500,000	2,761,731
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2036	3,035,000	3,335,659
Austin TX Indpt Sch Dist 5% 8/1/2035	2,000,000	2,203,198
Austin TX Indpt Sch Dist 5% 8/1/2039	1,795,000	1,934,258
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2032 (Permanent Sch Fund of Texas Guaranteed)	8,300,000	8,616,694
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2033 (Permanent Sch Fund of Texas Guaranteed)	9,255,000	9,552,423
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2034 (Permanent Sch Fund of Texas Guaranteed)	10,590,000	10,873,812
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2035 (Permanent Sch Fund of Texas Guaranteed)	7,215,000	7,354,755
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	7,105,000	5,829,704
Birdville TX Indpt Sch Dist 2.375% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,575,000	1,323,163
Birdville TX Indpt Sch Dist Series 2021, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	2,225,000	2,268,263
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,505,000	5,484,183
Brazos Cnty Tex Gen. Oblig. 2.125% 9/1/2039	1,515,000	1,067,894
Brazosport Texas Indpt Sch Dis 2.125% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	3,495,000	2,978,141
Cedar Hill TX Indpt Sch Dist Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	2,075,854
Cedar Park TX Gen. Oblig. 1.75% 2/15/2037	1,635,000	1,159,618
Cedar Park TX Gen. Oblig. 5% 2/15/2036	1,245,000	1,331,302
City of Frisco TX 2% 2/15/2038	1,315,000	983,298
City of Frisco TX Gen. Oblig. 2% 2/15/2037	4,640,000	3,571,622
City of Frisco TX Gen. Oblig. 2% 2/15/2041	2,290,000	1,561,091
City of Garland TX Gen. Oblig. Series 2021, 2% 2/15/2039	1,660,000	1,162,131
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2033 (City of Garland TX Guaranteed)	2,145,000	2,403,115
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2034 (City of Garland TX Guaranteed)	2,150,000	2,424,166
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2035 (City of Garland TX Guaranteed)	2,010,000	2,238,247
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2037 (City of Garland TX Guaranteed)	1,700,000	1,866,511
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2038 (City of Garland TX Guaranteed)	1,250,000	1,361,326
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2040	1,275,000	1,369,223
City of Waco TX Gen. Oblig. 2% 2/1/2033	3,330,000	2,795,604
City of Waco TX Gen. Oblig. 2.125% 2/1/2035	2,240,000	1,816,066
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,675,000	1,306,680
City of Waco TX Gen. Oblig. 2.375% 2/1/2039	3,800,000	2,901,772
City of Waco TX Gen. Oblig. Series 2023A, 4% 2/1/2039	3,990,000	3,927,813
Clear Creek Independent School District Series 2013B, 3.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	6,655,000	6,665,627
Clear Creek Independent School District Series 2021, 3% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	4,725,000	4,325,497
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 3.5% 8/15/2037	2,500,000	2,279,945
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,665,000	2,400,111
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	9,400,000	8,245,391
Comal Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	6,015,000	5,179,408
Comal Tex Indpt Sch Dist 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,129,438
Comal Tex Indpt Sch Dist 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	1,882,616
Comal Tex Indpt Sch Dist 3% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	2,244,955
Comal Tex Indpt Sch Dist Series 2020, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	6,775,000	5,655,677
Cypress-Fairbanks TX Isd Series 2016, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	3,475,000	3,539,140
Cypress-Fairbanks TX Isd Series 2019 A, 3% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	5,000,000	4,733,144
Cypress-Fairbanks TX Isd Series 2020, 4% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,468,881
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2030	4,080,000	4,366,126
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2032	7,095,000	7,526,898
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2033	7,585,000	8,025,959
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2028	19,880,000	21,037,235
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2029	16,030,000	17,207,230
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2030	20,305,000	22,059,715
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	8,555,000	9,389,699
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2032	16,800,000	18,585,099
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2033	8,555,000	9,534,149
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2037	9,400,000	10,305,801
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2038	12,190,000	13,275,654
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2039	10,745,000	11,644,843
Dallas TX Isd (Permanent Sch Fund of Texas Proj.) Series 2021, 4% 2/15/2026	2,455,000	2,483,005
Dallas TX Isd 5% 2/15/2028	1,750,000	1,851,373
Dallas TX Isd 5% 2/15/2029	2,355,000	2,475,581
Dallas TX Isd 5% 2/15/2030	5,095,000	5,343,181
Dallas TX Isd 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	4,500,000	4,943,794
Dallas TX Isd 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,250,000	3,550,802
Del Valle Tex Indpt Sch Dist Series 2021, 2% 6/15/2036 (Permanent Sch Fund of Texas Guaranteed)	3,740,000	2,889,984
Denton Independent School District Series 2016, 0% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed) (h)	2,770,000	2,739,193
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2035	1,430,000	1,132,496
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2036	2,670,000	2,052,078
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2036	1,465,000	1,125,953
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	1,495,000	1,114,036
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	510,000	380,039
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,525,000	1,100,533
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,255,000	905,685
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2039	1,560,000	1,092,123
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2040	1,585,000	1,067,910
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,190,000	1,320,454
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,010,000	1,114,521
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,428,629
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,895,000	2,073,319
El Paso Tex Gen. Oblig. 5% 8/15/2030	5,100,000	5,389,131
El Paso Tex Gen. Oblig. 5% 8/15/2031	3,610,000	3,798,506
El Paso Tex Gen. Oblig. 5% 8/15/2032	3,620,000	3,798,589
El Paso Tex Gen. Oblig. 5% 8/15/2033	5,890,000	6,158,744
El Paso Tex Gen. Oblig. 5% 8/15/2034	2,945,000	3,070,759
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2036	1,780,000	1,966,376
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2037	1,000,000	1,098,778
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2038	1,000,000	1,090,030
Elgin TX Indpt Sch Dist 5% 8/1/2030 (Permanent Sch Fund of Texas Guaranteed)	1,485,000	1,626,768
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	8,210,000	7,868,014
Fort Worth Tex Indpt Sch Dist Series 2016, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	3,530,000	3,595,260
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,105,000	1,830,458
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	440,000	485,533
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	900,000	986,087
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,125,000	1,220,358
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,700,000	1,834,877
Fort Worth TX Gen. Oblig. 2% 3/1/2036	6,480,000	4,974,406
Fort Worth TX Gen. Oblig. 2% 3/1/2037	6,480,000	4,841,388
Fort Worth TX Gen. Oblig. Series 2016, 5% 3/1/2027	5,755,000	5,860,288
Fort Worth TX Gen. Oblig. Series 2020, 3% 3/1/2039	2,500,000	2,077,464
Fort Worth TX Gen. Oblig. Series 2020, 5% 3/1/2029	4,200,000	4,509,713
Grand Prairie TX Gen. Oblig. 4% 2/15/2038	1,755,000	1,761,001
Grand Prairie TX Gen. Oblig. 4% 2/15/2039	1,465,000	1,451,066
Harlandale TX Indpt Sch Dist 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,050,000	1,140,751
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2032	5,130,000	5,286,770
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2033	6,045,000	6,191,832
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2034	4,995,000	5,083,079
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2035	3,400,000	3,441,462
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2036	3,920,000	3,942,026
Harris Cnty TX Gen. Oblig. 3% 10/1/2041	2,500,000	2,090,132
Harris Cnty TX Gen. Oblig. Series 2022 A, 5% 8/15/2032	2,500,000	2,786,951
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2034	2,235,000	2,515,370
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2035	1,000,000	1,118,630
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2035	955,000	1,068,291
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2034	3,710,000	4,175,402
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2035	3,250,000	3,635,548
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,009,416
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,087,015
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,650,000	1,785,990
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,425,805
Houston TX Gen. Oblig. 5% 3/1/2039	5,465,000	5,945,422
Houston TX Indpt Sch Dist 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,509,760
Houston TX Indpt Sch Dist 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	5,790,000	6,543,059
Houston TX Indpt Sch Dist 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	3,121,577
Houston TX Indpt Sch Dist 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,400,000	2,707,851
Houston TX Indpt Sch Dist 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,550,000	1,736,615
Houston TX Indpt Sch Dist 5% 7/15/2032	1,200,000	1,331,916
Houston TX Indpt Sch Dist 5% 7/15/2037	2,900,000	3,216,726
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,450,000	2,750,432
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,650,000	1,864,602
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,750,000	1,986,458
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	4,300,000	4,840,069
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,295,000	1,445,197
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,800,000	1,994,160
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,569,208
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,256,578
Lamar TX Isd Series 2021 A, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,169,024
Lamar TX Isd Series 2023, 5% 2/15/2037	2,000,000	2,175,428
Lamar TX Isd Series 2023, 5% 2/15/2038	2,250,000	2,432,587
Lamar TX Isd Series 2023, 5% 2/15/2039	5,000,000	5,381,834
Lamar TX Isd Series 2023, 5% 2/15/2040	2,765,000	2,953,568
Lamar TX Isd Series 2024, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,950,000	2,190,765
Lamar TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,786,829
Lamar TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,423,992
Lamar TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	3,400,000	3,735,311
Lamar TX Isd Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,600,000	1,748,087
Lamar TX Isd Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,627,296
Liberty Hill TX Indpt Sch Dist Series 2021, 3% 2/1/2037 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,332,387
Lubbock Cnty Tex Gen. Oblig. 4% 2/15/2039	3,250,000	3,198,394
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2035	1,905,000	2,076,970
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2037	2,950,000	3,189,161
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2038	3,105,000	3,340,599
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	1,135,000	1,218,605
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2039	3,700,000	3,951,953
Mansfield TX Gen. Oblig. 2.5% 2/15/2039	1,425,000	1,132,225
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2034	1,315,000	1,480,535
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2035	3,125,000	3,495,334
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2036	1,905,000	2,120,333
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2037	4,755,000	5,266,254
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2038	5,175,000	5,697,292
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2039	1,685,000	1,846,146
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2040	2,655,000	2,884,264
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2041	4,160,000	4,480,891
Mckinney Tex Indpt Sch Dist Series 2022, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,295,000	1,401,731
Midway TX Indpt Sch Dist Series 2020, 4% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,538,867
Northwest Tex Indpt Sch Dist Series 2021, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	1,703,799
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,303,940
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	2,873,448
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,293,641
Plano Independent School District 5% 2/15/2034	650,000	717,994
Plano Independent School District 5% 2/15/2035	2,000,000	2,197,694
Plano Independent School District 5% 2/15/2036	2,800,000	3,061,976
Plano Independent School District 5% 2/15/2037	3,125,000	3,398,656
Plano Independent School District 5% 2/15/2038	3,300,000	3,566,254
Plano TX Gen. Oblig. 3.37% 9/1/2037	3,485,000	3,266,511
Prosper Tex Indpt Sch Dist 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	4,780,000	4,292,743
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,370,000	1,208,603
Prosper Tex Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,103,286
Prosper Tex Indpt Sch Dist 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,075,000	1,179,185
Prosper Tex Indpt Sch Dist 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	800,000	871,019
Prosper Tex Indpt Sch Dist 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,405,001
Prosper Tex Indpt Sch Dist 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,985,529
Prosper Tex Indpt Sch Dist 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,230,000	2,382,075
Prosper Tex Indpt Sch Dist 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,967,160
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,278,009
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	755,000	802,844
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,329,302
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	2,675,000	2,198,349
Round Rock TX Indpt Sch Dist Series 2025B, 5% 8/1/2038 (Permanent Sch Fund of Texas Guaranteed)	10,625,000	11,780,310
Sabine Pass Tex Indpt Sch Dist Series 2024, 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,355,000	1,472,112
San Antonio TX Gen. Oblig. Series 2021, 4% 8/1/2033	3,145,000	3,235,042
Spring Branch Tex Indp Sch Dst Series 2019, 3% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	5,315,000	5,084,861
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5% 8/15/2033	1,105,000	1,215,147
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2035	1,635,000	1,799,589
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2036	1,000,000	1,092,486
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2037	1,000,000	1,084,376
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2038	1,220,000	1,313,862
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2039	1,750,000	1,872,649
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	4,835,000	5,305,984
Texas State Gen. Oblig. 4% 8/1/2032 (c)	1,700,000	1,699,401
Texas State Gen. Oblig. 5% 8/1/2033 (c)	4,805,000	5,096,306
Texas State Gen. Oblig. Series 2013 B, 5% 8/1/2025 (c)	11,725,000	11,744,154
Texas State Gen. Oblig. Series 2014, 5% 8/1/2026 (c)	5,020,000	5,028,529
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (c)	3,750,000	3,866,850
Texas State Gen. Oblig. Series 2017, 3% 8/1/2034 (c)	2,755,000	2,454,028
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2028 (c)	4,340,000	4,393,259
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2029 (c)	5,605,000	5,669,235
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2030 (c)	5,885,000	5,938,732
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2031 (c)	6,180,000	6,211,797
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2030 (c)	5,720,000	6,082,808
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2031 (c)	6,175,000	6,607,418
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2032 (c)	6,480,000	6,908,134
Texas State Gen. Oblig. Series 2021 B, 5% 8/1/2032 (c)	4,915,000	5,284,305
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2034	5,645,000	5,973,652
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2035	17,080,000	18,002,001
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2036	5,000,000	5,261,095
Willis Tex Indpt Sch Dist 2% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,700,000	1,324,358
		796,409,332
Health Care - 0.5%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	10,165,000	10,846,845
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2037	5,900,000	6,478,030
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2038	4,500,000	4,915,767
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 4% 10/1/2035	1,750,000	1,727,026
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 4% 10/1/2036	3,000,000	2,951,481
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Medical Center,Tx Proj.) 0.9% tender 5/15/2050 (b)	5,000,000	4,978,476
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2026	680,000	692,138
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2027	485,000	493,353
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2029	630,000	639,689
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2031	990,000	1,003,592
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2025	2,430,000	2,446,550
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2026	1,505,000	1,543,974
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	1,565,000	1,632,974
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2030	2,330,000	2,413,677
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Lifespace Proj.) Series 2015, 5% 11/15/2030	6,130,000	6,140,376
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	8,030,000	8,664,878
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2032	1,725,000	1,926,276
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2033	2,455,000	2,755,322
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2034	1,650,000	1,861,528
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2035	1,850,000	2,085,916
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2036	2,230,000	2,493,029
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2037	2,000,000	2,219,357
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 5% 2/15/2034	2,040,000	2,077,695
		72,987,949
Housing - 0.2%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	15,845,000	17,248,764
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	6,082,286	5,212,034
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	3,580,000	3,600,424
Travis Cnty Tex Hsg Fin Corp Multifamily Hsg Series 2023, 3.75% tender 8/1/2026 (b)	2,230,000	2,232,641
		28,293,863
Industrial Development - 0.2%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 4.5% 4/1/2040 VRDN (b)	18,125,000	18,125,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 4.5% 4/1/2040 VRDN (b)	8,400,000	8,400,000
		26,525,000
Resource Recovery - 0.0%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024, 4% tender 6/1/2054 (b)(c)	4,295,000	4,242,861
Special Tax - 0.6%
Dallas TX Rapid Transit Sales Tax Rev 5% 12/1/2025	750,000	761,037
Dallas TX Rapid Transit Sales Tax Rev 5.25% 12/1/2029	7,135,000	7,838,574
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2029	1,000,000	1,058,720
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2030	1,250,000	1,318,757
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2031	1,650,000	1,733,659
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2033	1,535,000	1,603,805
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2034	1,250,000	1,304,104
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2035	1,700,000	1,770,816
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2037	1,140,000	1,249,830
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2038	1,195,000	1,302,598
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2039	550,000	597,736
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2040	840,000	904,070
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2041	1,100,000	1,173,488
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2042	1,115,000	1,181,271
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2043	1,940,000	2,050,253
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2044	2,040,000	2,144,568
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2045	1,590,000	1,664,554
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2026	2,600,000	2,645,045
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2027	2,500,000	2,593,293
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2028	1,315,000	1,386,959
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	44,145,000	42,658,982
		78,942,119
Transportation - 2.4%
Austin Tex Airport Sys 5% 11/15/2029 (c)	2,690,000	2,694,663
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2027 (c)	1,500,000	1,558,826
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2028 (c)	2,250,000	2,358,803
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2029 (c)	1,500,000	1,588,261
Central TX Regl Mobility Auth Rev 5% 1/1/2035	1,000,000	1,072,330
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2034	950,000	960,831
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2036	750,000	754,713
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2029	750,000	801,053
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2030	850,000	917,911
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2032	800,000	858,249
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2035	915,000	971,026
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2034	1,000,000	1,003,183
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2035	1,000,000	1,000,582
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2036	1,000,000	995,381
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2028	500,000	522,209
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2030	670,000	714,996
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2031	725,000	771,758
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2032	870,000	922,741
City of Houston TX Airport System Revenue 4% 7/1/2035 (c)	1,100,000	1,084,881
City of Houston TX Airport System Revenue 4% 7/1/2036 (c)	2,180,000	2,138,261
City of Houston TX Airport System Revenue 4% 7/1/2037 (c)	1,200,000	1,169,754
City of Houston TX Airport System Revenue 4% 7/1/2038 (c)	1,750,000	1,694,897
City of Houston TX Airport System Revenue 4% 7/1/2039 (c)	4,500,000	4,351,284
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2026 (c)	1,635,000	1,669,825
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2027 (c)	2,180,000	2,259,105
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2028 (c)	970,000	1,013,867
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2028	3,110,000	3,310,679
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2029	12,140,000	12,854,879
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2030	6,385,000	6,727,021
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2035 (c)	1,500,000	1,479,383
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2039 (c)	1,895,000	1,832,374
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2036 (Assured Guaranty Municipal Corp Insured) (c)	3,850,000	4,086,107
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2037 (Assured Guaranty Municipal Corp Insured) (c)	2,000,000	2,109,639
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2038 (Assured Guaranty Municipal Corp Insured) (c)	2,000,000	2,097,099
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2039 (Assured Guaranty Municipal Corp Insured) (c)	2,700,000	2,883,667
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2040 (Assured Guaranty Municipal Corp Insured) (c)	5,000,000	5,316,109
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2030	3,090,000	3,396,835
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2031	1,300,000	1,415,359
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2032	2,000,000	2,168,915
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2033	2,000,000	2,154,745
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2035	7,865,000	7,982,547
Galveston TX Wharves & Terminal Revenue Series 2023, 5% 8/1/2035 (c)	1,185,000	1,231,514
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2031	4,965,000	5,209,214
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2032	4,210,000	4,409,746
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2033	6,420,000	6,712,613
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2034	4,855,000	5,057,569
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	42,630,000	44,676,313
Love Field TX Arpt Mod Rev 4% 11/1/2034 (Assured Guaranty Municipal Corp Insured) (c)	6,245,000	6,189,842
Love Field TX Arpt Mod Rev 4% 11/1/2038 (Assured Guaranty Municipal Corp Insured) (c)	1,500,000	1,461,745
Love Field TX Arpt Mod Rev 5% 11/1/2033 (Assured Guaranty Municipal Corp Insured) (c)	16,660,000	17,592,252
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (c)	1,360,000	1,367,392
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2031 (c)	5,730,000	5,758,937
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2035 (c)	1,700,000	1,704,864
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (c)	1,000,000	1,024,430
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (c)	1,250,000	1,266,394
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (c)	2,925,000	2,959,392
North TX Twy Auth Rev 4% 1/1/2039	8,025,000	7,806,527
North TX Twy Auth Rev 5% 1/1/2030	470,000	476,090
North TX Twy Auth Rev 5% 1/1/2031	660,000	668,112
North TX Twy Auth Rev 5% 1/1/2032	2,915,000	2,987,358
North TX Twy Auth Rev 5% 1/1/2033	1,280,000	1,310,741
North TX Twy Auth Rev Series 2019 A, 4% 1/1/2036	1,725,000	1,731,150
North TX Twy Auth Rev Series 2020A, 4% 1/1/2037	3,395,000	3,387,855
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	6,175,000	6,612,883
North TX Twy Auth Rev Series 2024A, 5% 1/1/2043	1,125,000	1,191,524
North TX Twy Auth Rev Series 2024A, 5% 1/1/2045	3,430,000	3,608,005
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,140,000	1,236,190
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2044	2,355,000	2,526,168
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	15,445,000	16,999,563
San Antonio TX Arpt Sys Rev 5% 7/1/2027 (c)	2,380,000	2,453,308
San Antonio TX Arpt Sys Rev 5% 7/1/2028 (c)	1,085,000	1,134,068
San Antonio TX Arpt Sys Rev 5% 7/1/2029 (c)	3,200,000	3,364,550
San Antonio TX Arpt Sys Rev 5% 7/1/2029 (c)	1,270,000	1,340,423
San Antonio TX Arpt Sys Rev 5% 7/1/2030 (c)	1,510,000	1,580,512
San Antonio TX Arpt Sys Rev 5% 7/1/2030 (c)	1,235,000	1,295,638
San Antonio TX Arpt Sys Rev 5% 7/1/2031 (c)	2,310,000	2,417,977
San Antonio TX Arpt Sys Rev 5% 7/1/2031 (c)	1,250,000	1,304,936
San Antonio TX Arpt Sys Rev 5% 7/1/2032 (c)	1,195,000	1,247,168
San Antonio TX Arpt Sys Rev Series 2019 A, 5% 7/1/2032 (c)	950,000	989,204
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2033	1,710,000	1,705,556
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2034	4,000,000	3,953,544
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	2,965,000	2,870,297
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2033	2,750,000	2,750,155
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2034	4,000,000	3,968,062
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2035	4,000,000	3,928,860
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	1,290,000	1,255,213
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 12/31/2034 (c)	2,655,000	2,783,150
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 6/30/2034 (c)	2,110,000	2,214,383
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 12/31/2035 (c)	2,095,000	2,197,767
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 6/30/2035 (c)	2,185,000	2,291,920
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.25% 12/31/2036 (c)	1,965,000	2,068,509
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.25% 6/30/2036 (c)	2,310,000	2,434,932
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.375% 6/30/2037 (c)	1,275,000	1,348,256
		305,727,519
Water & Sewer - 2.2%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2031	1,000,000	1,105,762
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2033	650,000	719,122
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2035	1,000,000	1,092,147
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2036	1,000,000	1,086,257
City of El Paso TX Water & Sewer Revenue 5% 3/1/2034 (i)	1,200,000	1,332,968
City of El Paso TX Water & Sewer Revenue 5% 3/1/2035 (i)	1,900,000	2,094,934
City of El Paso TX Water & Sewer Revenue 5% 3/1/2036 (i)	3,340,000	3,662,337
City of El Paso TX Water & Sewer Revenue 5% 3/1/2037 (i)	2,700,000	2,935,136
City of El Paso TX Water & Sewer Revenue 5% 3/1/2038 (i)	8,000,000	8,638,589
City of El Paso TX Water & Sewer Revenue 5% 3/1/2039 (i)	10,045,000	10,787,448
City of El Paso TX Water & Sewer Revenue 5% 3/1/2040 (i)	4,100,000	4,372,662
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2035	7,140,000	7,643,965
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2036	5,835,000	6,222,460
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2041	7,870,000	8,455,123
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	1,415,000	1,509,539
Dallas TX Wtrwks & Swr Sys Rev Series 2021 C, 3% 10/1/2036	2,080,000	1,892,241
Fort Worth TX Wtr & Swr Rev 5% 2/15/2034	2,135,000	2,316,320
Houston TX Util Sys Rev 4% 11/15/2035	1,500,000	1,519,675
Houston TX Util Sys Rev 5% 11/15/2030	2,145,000	2,348,312
Houston TX Util Sys Rev 5% 11/15/2031	2,500,000	2,727,111
Houston TX Util Sys Rev 5% 11/15/2032	2,000,000	2,170,207
Houston TX Util Sys Rev Series 2018 D, 5% 11/15/2031	5,000,000	5,283,649
Houston TX Util Sys Rev Series 2021 A, 4% 11/15/2035	700,000	710,628
Houston TX Util Sys Rev Series 2021 A, 4% 11/15/2036	700,000	707,152
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2030	11,200,000	12,261,583
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2032	8,000,000	8,889,994
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2037	2,000,000	2,187,898
North TX Mun Wtr Dist Upper E Fork Wstwtr Intrcpt Contrct 2% 6/1/2039	2,195,000	1,588,091
San Antonio TX Wtr Rev 5% 5/15/2040	2,730,000	2,898,675
San Antonio TX Wtr Rev 5% 5/15/2041	2,485,000	2,624,782
San Antonio TX Wtr Rev Series 2019C, 5% 5/15/2034	1,550,000	1,650,598
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2032	730,000	810,264
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2033	675,000	744,729
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2035	1,460,000	1,589,459
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2036	1,590,000	1,722,921
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2036	10,000,000	11,128,605
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2037	12,500,000	13,809,866
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2038	3,130,000	3,432,955
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2039	6,250,000	6,813,075
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2034	805,000	900,838
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2035	1,500,000	1,679,745
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2036	2,000,000	2,225,721
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2037	1,665,000	1,839,474
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2038	2,275,000	2,495,199
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2039	1,750,000	1,907,661
Tarrant Regional Water District 5% 9/1/2038	10,825,000	11,957,088
Tarrant Regl Wtr Dist Tex Wtr Series 2024, 5% 3/1/2035	3,960,000	4,439,941
Tarrant Regl Wtr Dist Tex Wtr Series 2024, 5% 3/1/2036	2,200,000	2,452,970
Texas Wtr Dev Brd 5% 8/1/2030	3,210,000	3,521,418
Texas Wtr Dev Brd 5% 8/1/2032	3,000,000	3,214,728
Texas Wtr Dev Brd 5% 8/1/2033	3,450,000	3,681,446
Texas Wtr Dev Brd 5% 8/1/2034	4,500,000	4,786,367
Texas Wtr Dev Brd 5% 8/1/2035	5,500,000	5,832,459
Texas Wtr Dev Brd Series 2018 B, 4% 10/15/2036	9,840,000	9,873,773
Texas Wtr Dev Brd Series 2018 B, 5% 10/15/2029	2,250,000	2,397,432
Texas Wtr Dev Brd Series 2018 B, 5% 10/15/2030	3,240,000	3,442,081
Texas Wtr Dev Brd Series 2018 B, 5% 4/15/2029	2,750,000	2,934,330
Texas Wtr Dev Brd Series 2018 B, 5% 4/15/2031	5,000,000	5,299,545
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2032	7,000,000	7,103,119
Texas Wtr Dev Brd Series 2019 A, 5% 4/15/2032	3,805,000	4,093,575
Texas Wtr Dev Brd Series 2021, 4% 8/1/2035	6,945,000	7,075,587
Texas Wtr Dev Brd Series 2022, 5% 10/15/2032	1,350,000	1,508,911
Texas Wtr Dev Brd Series 2022, 5% 10/15/2033	1,300,000	1,443,799
Texas Wtr Dev Brd Series 2022, 5% 4/15/2032	1,000,000	1,113,223
Texas Wtr Dev Brd Series 2022, 5% 4/15/2033	850,000	945,928
Texas Wtr Dev Brd Series A, 5% 4/15/2026	4,195,000	4,293,278
Texas Wtr Dev Brd Series A, 5% 4/15/2029	6,310,000	6,608,425
Texas Wtr Dev Brd Series A, 5% 4/15/2030	16,995,000	17,739,552
		280,294,852
TOTAL TEXAS		1,848,228,571
Utah - 0.3%
Electric Utilities - 0.0%
Intermountain Pwr Agy UT Pwr Series 2022A, 4% 7/1/2036	4,890,000	4,853,447
General Obligations - 0.1%
Salt Lake City UT Gen. Oblig. 3% 6/15/2038	1,085,000	957,916
Salt Lake City UT Gen. Oblig. 3% 6/15/2039	1,120,000	974,787
Salt Lake City UT Gen. Oblig. Series 2021, 3% 6/15/2037	1,055,000	945,812
Washington Cnty Utah Sch Dist Series 2020, 1.5% 3/1/2033	1,840,000	1,448,552
Weber Sch Dist Utah 2.375% 6/15/2035	1,825,000	1,497,346
Weber Sch Dist Utah 2.375% 6/15/2036	1,150,000	924,989
		6,749,402
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	1,967,133	1,586,363
Special Tax - 0.0%
Mida Mountain Village Public Infrastructure District Series 2024 2, 5.75% 6/15/2044 (d)	1,875,000	1,921,233
Transportation - 0.2%
Salt Lake City UT Arpt Rev 4% 7/1/2038 (c)	5,000,000	4,774,402
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2026 (c)	1,120,000	1,142,059
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2028 (c)	3,885,000	4,005,275
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2032 (c)	1,215,000	1,245,178
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2029 (c)	1,500,000	1,564,700
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2030 (c)	1,345,000	1,400,169
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2036 (c)	1,500,000	1,630,021
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2039 (c)	1,500,000	1,602,037
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (c)	2,125,000	2,259,346
		19,623,187
TOTAL UTAH		34,733,632
Vermont - 0.0%
Education - 0.0%
Vermont St Stud Assit Corp Series A, 5% 6/15/2027 (c)	1,590,000	1,626,556
Virginia - 1.7%
Education - 0.0%
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2036	525,000	536,935
Virginia College Bldg Auth VA Edl Facs Rev Pub Higher Ed Fing Prog 4% 9/1/2041	4,100,000	4,003,249
		4,540,184
Escrowed/Pre-Refunded - 0.2%
Hampton Rds VA Transn Accountability Commn Rev Series 2021 A, 5% 7/1/2026	28,000,000	28,753,780
General Obligations - 0.7%
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2032	1,500,000	1,646,223
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2033	1,500,000	1,638,676
Henrico Cnty VA Gen. Oblig. 2% 8/1/2032	1,095,000	937,390
Manassas VA Gen. Oblig. 1.75% 1/1/2035	2,615,000	2,023,006
Manassas VA Gen. Oblig. 1.75% 1/1/2036	2,640,000	1,986,153
Manassas VA Gen. Oblig. 2% 1/1/2034	2,555,000	2,091,315
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 C TRANCHE 1, 5% 2/1/2026	5,540,000	5,645,091
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 C TRANCHE 2, 4% 2/1/2034	3,265,000	3,267,501
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2030	8,875,000	9,328,125
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,295,000	10,786,118
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	3,445,000	3,097,455
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2034	1,050,000	1,129,973
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2035	2,500,000	2,681,213
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2039	2,670,000	2,265,694
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2029	6,160,000	6,464,054
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2022, 4% 5/15/2033	6,530,000	6,818,822
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2036	1,000,000	1,110,967
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2037	5,090,000	5,619,489
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2038	2,370,000	2,599,214
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2039	2,510,000	2,737,737
		73,874,216
Health Care - 0.3%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2027	120,000	124,881
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2028	1,175,000	1,241,422
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2030	1,265,000	1,364,700
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2032	1,005,000	1,081,765
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	18,810,000	20,125,119
Fredericksburg VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) 5% 6/15/2027	1,260,000	1,262,878
Fredericksburg VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) 5% 6/15/2029	1,385,000	1,388,103
Fredericksburg VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) 5% 6/15/2033	1,475,000	1,478,277
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	5,455,000	5,773,307
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	615,000	575,412
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2032	1,750,000	1,777,842
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	2,735,000	2,773,097
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2028	1,100,000	1,142,984
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2029	1,400,000	1,470,476
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2030	1,600,000	1,689,966
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2032	1,940,000	1,958,366
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2033	2,515,000	2,537,328
		47,765,923
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	4,440,000	4,607,147
Transportation - 0.5%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2039 (c)	1,850,000	1,752,149
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2040 (c)	3,200,000	2,986,555
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (c)	2,750,000	2,594,909
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 1/1/2037 (c)	6,265,000	6,549,310
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2033 (c)	5,765,000	6,065,133
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2036 (c)	2,875,000	3,011,475
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2036 (c)	3,000,000	2,914,747
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2037 (c)	4,500,000	4,336,269
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2038 (c)	4,750,000	4,538,432
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2039 (c)	10,520,000	9,953,238
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2040 (c)	3,500,000	3,266,544
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2033 (c)	1,590,000	1,570,347
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2035 (c)	2,540,000	2,476,227
		52,015,335
Water & Sewer - 0.0%
Chesapeake VA Wtr & Swr Sys 2% 7/1/2037	1,395,000	1,042,706
TOTAL VIRGINIA		212,599,291
Washington - 2.4%
Education - 0.1%
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	4,820,000	4,534,489
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2025	490,000	493,097
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2029	550,000	554,720
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2030	2,510,000	2,527,970
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2031	2,635,000	2,650,162
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2033	560,000	561,743
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	5,235,000	4,159,923
		15,482,104
Electric Utilities - 0.1%
Energy Norwthwest WA Elec Rev Series 2022 A, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	5,750,000	6,394,229
Seattle WA Mun Lt & Pwr Rev Series 2021 A, 4% 7/1/2035	8,490,000	8,690,803
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2029	1,050,000	1,085,215
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2036	1,140,000	1,168,812
		17,339,059
Escrowed/Pre-Refunded - 0.0%
Washington St Health Care Facs Auth Rev 5% 1/1/2029 (Pre-refunded to 7/1/2025 at 100)	1,260,000	1,265,562
General Obligations - 1.2%
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2038 (State of Washington Guaranteed)	1,750,000	1,908,132
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2039 (State of Washington Guaranteed)	2,750,000	2,982,240
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2040 (State of Washington Guaranteed)	3,200,000	3,443,946
King County WA Gen. Oblig. 2% 1/1/2036	1,100,000	850,379
King County WA Gen. Oblig. 2% 1/1/2037	965,000	726,432
Snohomish Cnty WA Sch Dist #6 Mukilteo Series 2020, 3% 12/1/2037 (State of Washington Guaranteed)	2,000,000	1,766,932
South Correctional Entity Facility Public Development Authority Gen. Oblig. Series 2019, 3% 12/1/2038	2,580,000	2,123,058
State of Washington Gen. Oblig. 5% 2/1/2039	1,275,000	1,384,918
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2032	14,420,000	15,012,095
State of Washington Gen. Oblig. Series 2019 B, 5% 6/1/2034	3,300,000	3,453,816
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	9,530,000	10,134,458
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2035	2,625,000	2,823,549
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2035	1,435,000	1,580,422
State of Washington Gen. Oblig. Series 2025C, 5% 2/1/2036	10,000,000	11,262,623
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	1,735,000	1,781,212
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	1,735,000	1,778,459
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2032	24,300,000	25,297,775
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2033	30,735,000	31,947,766
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2030	6,665,000	6,957,020
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2038	2,250,000	2,389,295
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2035	4,120,000	4,230,485
State of Washington Gen. Oblig. Series R 2022C, 4% 7/1/2035	9,630,000	9,888,246
		143,723,258
Health Care - 0.3%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2031	1,000,000	1,062,801
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2035	1,500,000	1,567,994
Washington St Health Care Facs Auth Rev (Multicare Medical Ctr,Tacom,Wa Proj.) Series 2017B, 4% 8/15/2041	3,095,000	2,849,484
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2025	240,000	240,512
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2026	1,935,000	1,956,020
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	3,100,000	3,172,684
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	610,000	618,838
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	5,305,000	5,272,241
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2027	2,430,000	2,529,579
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2028	3,225,000	3,401,014
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2025	1,300,000	1,305,223
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2026	1,175,000	1,190,531
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2028	3,825,000	3,936,745
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2031	5,780,000	5,920,825
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) Series 2017, 5% 8/15/2032	1,520,000	1,554,315
		36,578,806
Housing - 0.1%
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	3,120,000	3,158,139
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	1,555,000	1,599,269
King Cnty Wash Hsg Auth Hsg Rev Series 2021, 2% 12/1/2033	1,435,000	1,161,074
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	4,345,000	4,191,049
Washington St Hsg Fin Commn Multifamily Tax-Exempt Mtg-Bkd Bonds Series 2022A, 2.85% 9/1/2042 (Fannie Mae Guaranteed)	3,000,000	2,134,909
		12,244,440
Special Tax - 0.3%
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	2,150,000	1,654,688
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	40,650,000	40,647,756
		42,302,444
Transportation - 0.3%
Port Seattle WA Rev 5% 2/1/2027	1,205,000	1,225,586
Port Seattle WA Rev 5% 2/1/2029	2,430,000	2,467,896
Port Seattle WA Rev Series 2018A, 5% 5/1/2029 (c)	1,515,000	1,557,545
Port Seattle WA Rev Series 2018A, 5% 5/1/2037 (c)	2,290,000	2,333,085
Port Seattle WA Rev Series 2019, 5% 4/1/2028 (c)	2,250,000	2,359,353
Port Seattle WA Rev Series 2024B, 5% 7/1/2034 (c)	7,000,000	7,543,939
Port Seattle WA Rev Series 2024B, 5% 7/1/2035 (c)	13,785,000	14,766,863
Port Seattle WA Rev Series B, 5% 10/1/2026 (c)	3,625,000	3,684,027
Port Seattle WA Rev Series B, 5% 10/1/2029 (c)	4,615,000	4,689,050
		40,627,344
TOTAL WASHINGTON		309,563,017
West Virginia - 0.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	3,425,000	3,397,482
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2036	4,170,000	4,258,167
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	3,725,000	3,713,289
		7,971,456
TOTAL WEST VIRGINIA		11,368,938
Wisconsin - 1.6%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2030 (d)	400,000	408,390
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	5,655,000	5,533,834
		5,942,224
Escrowed/Pre-Refunded - 0.2%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2030 (Escrowed to Maturity) (d)	100,000	105,241
Wisconsin General Fund Annual Appropiation 5% 5/1/2026	8,580,000	8,785,706
Wisconsin General Fund Annual Appropiation 5% 5/1/2027	12,590,000	13,157,399
Wisconsin Health & Educational Facilities Authority Series 2016, 4% 2/15/2038 (Pre-refunded to 8/15/2025 at 100)	1,260,000	1,262,597
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2034 (Pre-refunded to 9/1/2027 at 100)	1,800,000	1,884,648
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2036 (Pre-refunded to 9/1/2027 at 100)	2,100,000	2,198,757
		27,394,348
General Obligations - 0.3%
Howard Suamico WI Scd 2% 3/1/2037	4,410,000	3,303,723
Kohler Wis Sch Dist 2% 3/1/2035	1,135,000	886,697
Kohler Wis Sch Dist 2% 3/1/2036	1,160,000	881,923
Kohler Wis Sch Dist 2% 3/1/2037	1,180,000	872,631
Madison WI Gen. Oblig. 2% 10/1/2031	1,130,000	973,101
Madison WI Gen. Oblig. 2% 10/1/2033	1,130,000	919,766
Marathon Cnty Wis Gen. Oblig. Series 2021 B, 2.125% 2/1/2041	1,600,000	1,075,865
Racine WI Uni Sch Dist 5% 4/1/2034 (Assured Guaranty Municipal Corp Insured) (i)	1,860,000	2,044,255
Racine WI Uni Sch Dist 5% 4/1/2036 (Assured Guaranty Municipal Corp Insured) (i)	1,100,000	1,196,310
Racine WI Uni Sch Dist 5% 4/1/2037 (Assured Guaranty Municipal Corp Insured) (i)	2,375,000	2,567,545
Racine WI Uni Sch Dist 5% 4/1/2038 (Assured Guaranty Municipal Corp Insured) (i)	2,490,000	2,682,479
Racine WI Uni Sch Dist 5% 4/1/2039 (Assured Guaranty Municipal Corp Insured) (i)	1,300,000	1,396,371
Racine WI Uni Sch Dist 5% 4/1/2040 (Assured Guaranty Municipal Corp Insured) (i)	900,000	962,895
Wisconsin St Gen. Oblig. 5% 5/1/2034	3,000,000	3,345,244
Wisconsin St Gen. Oblig. 5% 5/1/2035	3,000,000	3,328,732
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2033	3,985,000	4,516,953
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2036	900,000	1,020,235
		31,974,725
Health Care - 0.9%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	20,085,000	18,623,119
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	790,000	801,195
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (d)	1,420,000	1,389,932
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (d)	1,480,000	1,410,370
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2030 (d)	1,135,000	1,144,896
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (d)	535,000	537,388
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	1,050,000	1,107,044
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2034	1,000,000	1,045,616
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2038	1,050,000	1,087,104
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2033	1,310,000	1,462,406
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2034	1,000,000	1,122,767
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2035	1,150,000	1,280,766
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2037	750,000	822,866
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	2,515,000	2,568,754
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2031	1,000,000	1,052,749
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2032	1,750,000	1,839,099
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2034	1,720,000	1,798,014
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Svcs Inc Proj.) 5% 11/15/2027	6,515,000	6,522,368
Wisconsin St Health & Edl Facs (Mercy Alliance Inc Proj.) 5% 6/1/2027	1,750,000	1,755,065
Wisconsin St Health & Edl Facs (Mercy Alliance Inc Proj.) 5% 6/1/2032	995,000	997,008
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	7,105,000	7,580,547
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	4,900,000	5,221,986
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2034	1,000,000	1,119,297
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2036	1,050,000	1,170,767
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2038	1,000,000	1,103,462
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2039	1,250,000	1,374,785
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2040	450,000	489,853
Wisconsin St Health & Edl Facs Auth Rev (Fort Healthcare Inc Proj.) Series 2024 B, 5% tender 10/1/2054 (b)	7,165,000	7,763,305
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2037	7,850,000	6,663,195
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	4,705,000	3,932,140
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	2,445,000	2,001,369
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	4,870,000	4,717,896
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.25% 2/15/2035	5,575,000	6,020,717
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.25% 2/15/2036	12,925,000	13,882,484
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	4,675,000	4,956,535
		116,366,864
Housing - 0.1%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) 3.5% 9/1/2050	4,710,000	4,683,100
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	2,890,000	2,829,223
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) 0.81% tender 11/1/2052 (b)	935,000	932,078
		8,444,401
Special Tax - 0.1%
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (h)	1,050,000	875,923
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2031 (Assured Guaranty Municipal Corp Insured) (h)	1,350,000	1,029,348
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2032 (Assured Guaranty Municipal Corp Insured) (h)	2,800,000	2,034,648
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured) (h)	1,350,000	933,656
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2034 (Assured Guaranty Municipal Corp Insured) (h)	1,250,000	822,351
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2028 (Assured Guaranty Municipal Corp Insured) (h)	255,000	223,269
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (h)	390,000	327,907
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2031 (Assured Guaranty Municipal Corp Insured) (h)	1,000,000	771,049
		7,018,151
Water & Sewer - 0.0%
Milwaukee Wis Met Sew Dist Gen. Oblig. 5% 10/1/2037	5,000,000	5,497,563
TOTAL WISCONSIN		202,638,276
TOTAL MUNICIPAL SECURITIES (Cost $12,578,742,073)		12,273,160,454

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $598,605,131)	3.33	598,485,444	598,605,141

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $13,177,347,204)	12,871,765,595
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(29,146,368)
NET ASSETS - 100.0%	12,842,619,227

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,810,675 or 0.7% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Level 3 security
(g)	Non-income producing - Security is in default.
(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	463,681,899	762,653,624	627,730,382	3,607,827	-	-	598,605,141	598,485,444	16.5%
Total	463,681,899	762,653,624	627,730,382	3,607,827	-	-	598,605,141

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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